     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 20, 1998
                                               SECURITIES ACT FILE NO. 333-
                                       INVESTMENT COMPANY ACT FILE NO. 811-
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                            ------------------------

                                    FORM N-2
         [X]   REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                       [ ]   PRE-EFFECTIVE AMENDMENT NO.
                   [ ]   POST-EFFECTIVE AMENDMENT NO. AND/OR
     [X]   REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                              [ ]   AMENDMENT NO.
                            ------------------------

                          GLOBAL HIGH YIELD FUND, INC.
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                             800 SCUDDERS MILL ROAD
                          PLAINSBORO, NEW JERSEY 08536
                    (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)
                            ------------------------

                                 (609) 282-2800

              (REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE)
                            ------------------------

                                 ARTHUR ZEIKEL

                          GLOBAL HIGH YIELD FUND, INC.
              800 SCUDDERS MILL ROAD, PLAINSBORO, NEW JERSEY 08536
        MAILING ADDRESS: P.O. BOX 9011, PRINCETON, NEW JERSEY 08543-9011
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)
                            ------------------------

                                   COPIES TO:


              PATRICK D. SWEENEY, ESQ.                               JOHN A. MACKINNON, ESQ.
             FUND ASSET MANAGEMENT, L.P.                                BROWN & WOOD LLP
                    P.O. BOX 9011                                    ONE WORLD TRADE CENTER
          PRINCETON, NEW JERSEY 08543-9011                        NEW YORK, NEW YORK 10048-0557


                            ------------------------

 Approximate date of proposed public offering: As soon as practicable after the effective date of this Registration Statement.
                            ------------------------

     If any of the securities being registered on this form are to be offered on a delayed or continuous basis pursuant to Rule 415 under the Securities Act of 1933, as amended (the "Securities Act"), other than securities offered only in connection with dividend or interest reinvestment plans, check the following box. [ ]

     If this Form is filed to register additional securities for an offering pursuant to Rule 462(b) under the Securities Act, please check the following box and list the Securities Act registration statement number of the earlier effective registration statement for the same offering. [ ]


     If this Form is a post-effective amendment filed pursuant to Rule 462(c) under the Securities Act, check the following box and list the Securities Act registration number of the earlier effective registration statement for the same offering. [ ]


     If delivery of the prospectus is expected to be made pursuant to Rule 434 under the Securities Act, please check the following box. [ ]
                            ------------------------

        CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933


=========================================================================================================================
                                                                         PROPOSED           PROPOSED
                                                        AMOUNT           MAXIMUM             MAXIMUM          AMOUNT OF
                    TITLE OF                            BEING         OFFERING PRICE        AGGREGATE        REGISTRATION
          SECURITIES BEING REGISTERED               REGISTERED(1)      PER UNIT(1)      OFFERING PRICE(1)       FEE(2)
-------------------------------------------------------------------------------------------------------------------------
Common Stock ($.10 par value)...................    100,000 shares        $10.00           $1,000,000          $295.00
=========================================================================================================================


(1) Estimated solely for the purpose of calculating the registration fee.
(2) Transmitted to the designated lockbox at Mellon Bank in Pittsburgh, PA.
                            ------------------------
     THE REGISTRANT HEREBY AMENDS THIS REGISTRATION STATEMENT ON SUCH DATE OR DATES AS MAY BE NECESSARY TO DELAY ITS EFFECTIVE DATE UNTIL THE REGISTRANT SHALL FILE A FURTHER AMENDMENT WHICH SPECIFICALLY STATES THAT THIS REGISTRATION STATEMENT SHALL THEREAFTER BECOME EFFECTIVE IN ACCORDANCE WITH SECTION 8(a) OF THE SECURITIES ACT OF 1933 OR UNTIL THE REGISTRATION STATEMENT SHALL BECOME EFFECTIVE ON SUCH DATE AS THE COMMISSION, ACTING PURSUANT TO SAID SECTION 8(a), MAY DETERMINE.
================================================================================

                          GLOBAL HIGH YIELD FUND, INC.

                             CROSS REFERENCE SHEET

             ITEM NUMBER, FORM N-2                           CAPTION IN PROSPECTUS
             ---------------------                           ---------------------
PART A -- INFORMATION REQUIRED IN A PROSPECTUS
1.   Outside Front Cover Page...................  Outside Front Cover Page
2.   Inside Front and Outside Back Cover
       Pages....................................  Inside Front and Outside Back Cover Pages;
                                                  Underwriting
3.   Fee Table and Synopsis.....................  Prospectus Summary; Fee Table
4.   Financial Highlights.......................  Not Applicable
5.   Plan of Distribution.......................  Prospectus Summary; Net Asset Value;
                                                  Underwriting
6.   Selling Shareholders.......................  Not Applicable
7.   Use of Proceeds............................  Use of Proceeds; Investment Objectives and
                                                  Policies
8.   General Description of the Registrant......  Prospectus Summary; The Fund; Investment
                                                  Objectives and Policies; Other Investment
                                                  Policies; Additional Leverage
                                                  Considerations; Investment Restrictions;
                                                  Dividends and Distributions; Automatic
                                                  Dividend Reinvestment Plan; Mutual Fund
                                                  Investment Option
9.   Management.................................  Directors and Officers; Investment Advisory
                                                  and Management Arrangements; Custodian;
                                                  Transfer Agent, Dividend Disbursing Agent
                                                  and Registrar
10.  Capital Stock, Long-Term Debt, and Other
       Securities...............................  Description of Capital Stock
11.  Defaults and Arrears on Senior
       Securities...............................  Not Applicable
12.  Legal Proceedings..........................  Not Applicable
13.  Table of Contents of the Statement of
       Additional Information...................  Not Applicable

PART B -- INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION
14.  Cover Page.................................  Not Applicable
15.  Table of Contents..........................  Not Applicable
16.  General Information and History............  Not Applicable
17.  Investment Objective and Policies..........  Prospectus Summary; Investment Objectives
                                                  and Policies; Investment Restrictions
18.  Management.................................  Directors and Officers; Investment Advisory
                                                  and Management Arrangements
19.  Control Persons and Principal Holders of
       Securities...............................  Investment Advisory and Management
                                                  Arrangements
20.  Investment Advisory and Other Services.....  Investment Advisory and Management
                                                  Arrangements; Custodian; Underwriting;
                                                  Transfer Agent, Dividend Disbursing Agent
                                                  and Registrar; Legal Opinions; Experts
21.  Brokerage Allocation and Other Practices...  Portfolio Transactions
22.  Tax Status.................................  Taxes; Automatic Dividend Reinvestment Plan
23.  Financial Statements.......................  Independent Auditors' Report; Statement of
                                                  Assets, Liabilities and Capital

PART C -- OTHER INFORMATION

     Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C to this Registration Statement.

INFORMATION CONTAINED HEREIN IS SUBJECT TO COMPLETION OR AMENDMENT. A REGISTRATION STATEMENT RELATING TO THESE SECURITIES HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION. THESE SECURITIES MAY NOT BE SOLD NOR MAY OFFERS TO BUY BE ACCEPTED PRIOR TO THE TIME THE REGISTRATION STATEMENT BECOMES EFFECTIVE. THIS PROSPECTUS SHALL NOT CONSTITUTE AN OFFER TO SELL OR THE SOLICITATION OF AN OFFER TO BUY NOR SHALL THERE BE ANY SALE OF THESE SECURITIES IN ANY STATE IN WHICH SUCH OFFER, SOLICITATION OR SALE WOULD BE UNLAWFUL PRIOR TO REGISTRATION OR QUALIFICATION UNDER THE SECURITIES LAWS OF ANY SUCH STATE.

PROSPECTUS                   SUBJECT TO COMPLETION
                  PRELIMINARY PROSPECTUS DATED APRIL 20, 1998

                                              SHARES

                          GLOBAL HIGH YIELD FUND, INC.
                                  COMMON STOCK
                            ------------------------


     Global High Yield Fund, Inc. (the "Fund") is a newly organized, non-diversified, closed-end management investment company. The primary investment objective of the Fund is to seek high current income by investing in a portfolio of U.S. dollar-denominated debt securities of issuers located throughout the world, including issuers in emerging market countries. As a secondary objective, the Fund will seek capital appreciation. The Fund will invest both in fixed rate bonds and other long term debt securities and in floating rate corporate loans and similar investments made by banks and other financial institutions. Investments in securities of emerging market countries typically involve special considerations and risks not typically present in investments in the securities of U.S. issuers or issuers in more developed countries. There can be no assurance that the Fund's investment objectives will be achieved.


     Under normal circumstances, substantially all of the Fund's assets will be invested in debt securities rated in the lower rating categories of established rating services (Baa or lower by Moody's Investor Service, Inc. or BBB or lower by Standard & Poor's) or in unrated securities of comparable quality. Such securities generally involve greater volatility of price and risks to principal and income than securities in the higher ratings categories.

     The Fund intends to leverage its portfolio to provide the holders of Common Stock with a potentially higher return. Use of leverage creates an opportunity for increased income and capital appreciation, but, at the same time, creates special risks.

     Because the Fund is newly organized, its shares have no history of public trading, and shares of closed-end investment companies frequently trade at a discount from their net asset value. The risk of loss may be greater for initial investors expecting to sell their shares in a relatively short period after completion of the public offering. See "Risk Factors and Special Considerations."


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND
   EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR
     ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A
                               CRIMINAL OFFENSE.

=======================================================================================================================
                                                     PRICE TO                SALES LOAD              PROCEEDS TO
                                                    PUBLIC(1)                  (1)(2)                  FUND(3)
-----------------------------------------------------------------------------------------------------------------------
Per Share...................................          $10.00                    None                    $10.00
-----------------------------------------------------------------------------------------------------------------------
Total(4)....................................          $                         None                    $
=======================================================================================================================


(1) The Investment Adviser or an affiliate will pay the Underwriter a commission
    in the amount of      % of the Price to Public per share in connection with
    the sale of shares of Common Stock offered hereby. See "Underwriting."

(2) The Fund and the Investment Adviser have agreed to indemnify the Underwriter against certain liabilities under the Securities Act of 1933. See "Underwriting."

(3) Before deducting organizational and offering expenses payable by the Fund
    estimated at $          .

(4) The Fund has granted the Underwriter an option, exercisable for 45 days
    after the date hereof, to purchase up to an additional        shares to
    cover over-allotments. If all such shares are purchased, the total Price to
    Public and Proceeds to Fund will be $          . See "Underwriting."
                            ------------------------

     The shares are offered by the Underwriter, subject to prior sale, when, as and if issued by the Fund and accepted by the Underwriter, subject to approval of certain legal matters by counsel for the Underwriter and certain other conditions. The Underwriter reserves the right to withdraw, cancel or modify such offer and to reject orders in whole or in part. It is expected that delivery of the shares will be made in New York, New York on or about
                 , 1998.
                            ------------------------
                              MERRILL LYNCH & CO.
                            ------------------------
                The date of this Prospectus is           , 1998.

     Prior to this offering, there has been no public market for the Fund's shares of Common Stock. Application has been made to list the Fund's shares of
Common Stock on the             Stock Exchange. However, during an initial
period which is not expected to exceed two weeks from the date of this Prospectus, the Fund's shares will not be listed on any securities exchange. During such period, the Underwriter does not intend to make a market in the Fund's shares. Consequently, it is anticipated that an investment in the Fund will be illiquid during such period.

     This Prospectus sets forth in concise form the information about the Fund that a prospective investor should know before investing in the Fund. Investors should read and retain this Prospectus for future reference. Fund Asset Management, L.P. is the Fund's investment adviser (the "Investment Adviser"). The address of the Fund is 800 Scudders Mill Road, Plainsboro, New Jersey 08536, and its telephone number is (609) 282-2800.

     The Underwriter may engage in transactions that stabilize, maintain, or otherwise affect the price of the Fund's Common Stock. Such transactions may include stabilizing, the purchase of the Fund's Common Stock to cover short positions and the imposition of penalty bids. For a description of these activities, see "Underwriting."
---------------
(footnotes from previous page)
(1) The Investment Adviser or an affiliate will pay the Underwriter a commission
    in the amount of      % of the Price to Public per share in connection with
    the sale of shares of Common Stock offered hereby. See "Underwriting."

(2) The Fund and the Investment Adviser have agreed to indemnify the Underwriter against certain liabilities under the Securities Act of 1933. See "Underwriting."

(3) Before deducting organizational and offering expenses payable by the Fund
    estimated at $            .

(4) The Fund has granted the Underwriter an option, exercisable for 45 days
    after the date hereof, to purchase up to an additional      shares to cover
    over-allotments. If all such shares are purchased, the total Price to
    Proceeds to Fund will be $            . See "Underwriting".

                               PROSPECTUS SUMMARY

     The following summary should be read in conjunction with the detailed information appearing elsewhere in this Prospectus.

THE FUND......................   Global High Yield Fund, Inc. (the "Fund") is a
                                 newly organized, non-diversified, closed-end management investment company. See "The Fund."

THE OFFERING..................   The Fund is offering      shares of Common
                                 Stock at an initial offering price of $10.00 per share. The Common Stock is being offered by Merrill Lynch, Pierce, Fenner & Smith
                                 Incorporated ("Merrill Lynch" or the
                                 "Underwriter"). The Underwriter has been granted an option, exercisable for 45 days from the date of this Prospectus, to purchase up to additional shares of Common Stock to cover
                                 over-allotments. See "Underwriting."

INVESTMENT OBJECTIVES AND
POLICIES......................   The Fund's primary investment objective is to
                                 seek high current income by investing in a portfolio of U.S. dollar-denominated debt securities of issuers located throughout the world, including issuers in emerging market countries. As a secondary objective, the Fund will seek capital appreciation. The investment objectives are fundamental policies of the Fund and may not be changed without a vote of the majority of the outstanding shares of Common
                                 Stock of the Fund. There can be no assurance that the Fund's investment objectives will be achieved.

                                 Based on current market conditions, the Fund intends to invest a substantial portion of its portfolio in bonds and other long term debt securities that bear interest at fixed rates ("fixed rate debt securities"). The Fund also may invest without limitation in corporate loans and other similar investments made by banks and other financial institutions that pay interest at rates that float at a margin above a generally recognized base lending rate, such as the prime rate of a designated U.S. bank ("Prime Rate"), or that adjust periodically at a margin above the Certificate of Deposit ("CD") rate or the London InterBank Offered Rate ("LIBOR") ("floating rate debt securities"). In this Prospectus, fixed rate and floating rate debt instruments in which the Fund may invest are collectively referred to as "debt securities."

                                 There are no prescribed limits on the
                                 geographical allocation of the Fund's assets. Under normal conditions, however, the Fund will invest in debt securities of issuers located in at least three countries. Under current market conditions, the Investment Adviser anticipates that a substantial portion of the Fund's portfolio will be invested in debt securities of issuers located in emerging market countries. As used in this Prospectus, an "emerging market country" is any country that is considered to be an emerging or developing country by the International Bank for Reconstruction and Development (the "World Bank") and the International Finance Corporation, as well as countries that are classified by the United Nations or otherwise regarded by their authorities as emerging or developing. The Fund reserves the right, however, to invest all of its assets in debt securities issued in more developed countries or solely in the United States when the Investment

                                 Adviser believes market conditions warrant such investment. Investments in securities of emerging market countries typically involve special considerations and risks not typically present in investments exclusively in the securities of U.S. issuers or issuers in more developed countries. See "Risk Factors and Special Considerations-Investing on an International Basis."


                                 Under normal conditions, substantially all of the Fund's assets will be invested in debt securities rated in the lower rating categories of established rating services (Baa or lower by Moody's Investor Service, Inc. ("Moody's") or BBB or lower by Standard & Poor's, a Division of The McGraw-Hill Companies, Inc. ("S&P")) or in unrated securities of comparable quality. These debt securities are commonly known as "high yield securities" or "junk bonds." Such securities generally involve greater volatility of price and risk to principal and income than securities in the higher ratings categories. See "Risk Factors and Special
                                 Considerations -- Lower Rated Securities" and "Investment Objectives and Policies -- Investments in Lower Rated Securities."


                                 The Investment Adviser will seek to enhance the return on the Fund's Common Stock by leveraging the Fund's capital structure, as described below. In addition, the Fund may engage in various portfolio strategies to seek to increase its return and to hedge its portfolio against movements in interest rates through the use of interest rate transactions, the purchase of call and put options on securities, the sale of covered call and put options on its portfolio securities and transactions in financial futures and related options on such futures. See "Other Investment Policies."


                                 Investment in shares of Common Stock of the Fund offers several benefits. The Fund offers investors the opportunity to receive current income and capital appreciation by investing in a professionally managed portfolio of global high yield fixed and floating rate debt securities. In managing such portfolio, the Investment Adviser provides the Fund and its shareholders with professional credit analysis. Also, to the extent the Fund's portfolio consists of corporate loans, the Fund offers a type of investment typically not available to individual investors. The Fund also relieves the investor of the burdensome administrative details involved in managing a portfolio of such investments. Additionally, the Investment Advisor will seek to enhance the return on Common Stock by leveraging the Fund's Capital Structure. These benefits are at least partially offset by the expenses involved in operating an investment company. Such expenses primarily consist of the advisory fee and operational costs. Additionally, the use of leverage involves certain expenses and risk considerations.



LEVERAGE......................   The Fund intends to utilize leverage to provide
                                 the holders of Common Stock with a potentially higher return. At present, the Fund anticipates leveraging by entering into reverse repurchase agreements on portfolio securities and investing the proceeds in additional debt securities. The Fund also is authorized to use other types of leverage, including secured or unsecured bank borrowings or the issuance of short-term debt securities or shares of preferred stock. Under current market conditions, the Fund intends to utilize leverage at a level ranging between 20% to 33 1/3% of its total assets. The Fund will generally not utilize leverage if it anticipates that the Fund's leveraged capital structure would result in a lower return to holders of the Common Stock than that obtainable if the Common Stock were unleveraged for any significant amount of time.
                                 Use of leverage creates an opportunity for increased income and capital appreciation, but, at the same time, creates special risks. See
                                 "Risk Factors and Special
                                 Considerations -- Leverage," "Investment
                                 Objectives and Policies -- Leverage" and
                                 "Additional Leverage Considerations."



LISTING.......................   Prior to this offering, there has been no
                                 public market for the shares of Common Stock of the Fund. Application has been made to list the Fund's shares of Common Stock on the Stock Exchange. However, during an initial period which is not expected to exceed two weeks from the date of this Prospectus, the Fund's shares will not be listed on any securities exchange. During such period, the Underwriter does not intend to make a market in the Fund's shares of Common Stock.
                                 Consequently, it is anticipated that an
                                 investment in the Fund will be illiquid during such period. See "Underwriting."



INVESTMENT ADVISER............   Fund Asset Management, L.P. is the Fund's
                                 investment adviser (the "Investment Adviser") and is responsible for the management of the Fund's investment portfolio and for providing administrative services to the Fund. For its services, the Fund pays the Investment Adviser a monthly fee at the annual rate of 0.80 of 1% of the Fund's average weekly net assets. The
                                 Investment Adviser is an affiliate of Merrill
                                 Lynch Asset Management, L.P. ("MLAM"), which is owned and controlled by Merrill Lynch & Co., Inc. ("ML & Co."). The Asset Management Group of ML & Co. (which includes the Investment
                                 Adviser), acts as the investment adviser for over 100 other registered management investment companies and offers portfolio management services to individual and institutional accounts. As of March, 1998, the Asset
                                 Management Group had a total of approximately
                                 $488 billion in investment company and other portfolio assets under management. This amount includes assets managed for certain affiliates of the Investment Adviser. See "Investment
                                 Advisory and Management Arrangements."



DIVIDENDS AND DISTRIBUTIONS...   The Fund intends to distribute dividends of
                                 substantially all of its net investment income distributions monthly to holders of Common
                                 Stock. All net realized capital gains, if any, will be distributed to the Fund's shareholders at least annually. See "Dividends and Distributions." The Fund expects that it will commence paying dividends within 90 days of the date of this Prospectus.


AUTOMATIC DIVIDEND
  REINVESTMENT PLAN...........   All dividend and capital gains distributions
                                 will be automatically reinvested in additional shares of Common Stock of the Fund unless a shareholder elects to receive cash.
                                 Shareholders whose shares are held in the name of a broker or nominee should contact such broker or nominee to confirm that they may participate in the

                                 Fund's dividend reinvestment plan. See
                                 "Automatic Dividend Reinvestment Plan."

MUTUAL FUND INVESTMENT
OPTION........................   Purchasers of shares of Common Stock of the
                                 Fund through Merrill Lynch in this offering will have an investment option consisting of the right to reinvest the net proceeds from a sale of such shares (the "Original Shares") in Class D initial sales charge shares of certain
                                 Merrill Lynch-sponsored open-end mutual funds
                                 ("Eligible Class D Shares") at their net asset value, without the imposition of the initial sales charge, if the conditions set forth below are satisfied. First, the sale of the Original
                                 Shares must be made through Merrill Lynch, and the net proceeds therefrom must be immediately reinvested in Eligible Class D Shares. Second, the Original Shares must have been either acquired in this offering or be shares representing reinvested dividends from shares of Common Stock acquired in this offering.
                                 Third, the Original Shares must have been continuously maintained in a Merrill Lynch securities account. Fourth, there must be a minimum purchase of $250 to be eligible for the investment option. Class D shares of the mutual funds are subject to an account maintenance fee at an annual rate of up to 0.25% of the average daily net asset value of such mutual fund. See
                                 "Mutual Fund Investment Option."

                    RISK FACTORS AND SPECIAL CONSIDERATIONS

     The Fund is a newly organized, non-diversified, closed-end management investment company and has no operating history. It is anticipated that an investment in the Fund will be illiquid prior to listing of the Fund's shares of
Common Stock on the                     Stock Exchange. See "Underwriting."
Shares of closed-end investment companies frequently trade at a discount from their net asset value. This risk may be greater for investors expecting to sell their shares in a relatively short period after completion of the public offering. Accordingly, the Common Stock of the Fund is designed primarily for long-term investors and should not be considered a vehicle for trading purposes. The net asset value of the Fund's shares of Common Stock will fluctuate with interest rate changes as well as with price changes of the Fund's portfolio securities, and these fluctuations are likely to be greater in the case of a fund having a leveraged capital structure, as contemplated for the Fund. See "Investment Objectives and Policies -- Leverage."

INVESTING ON AN INTERNATIONAL BASIS

     Because a substantial portion of the Fund's assets may be invested in securities of non-U.S. issuers, an investor in the Fund should be aware of certain risk factors and special considerations relating to international investing. Investing on an international basis may involve risks that are not typically associated with investments in securities of U.S. issuers. Moreover, investing in securities of issuers in emerging market countries may involve risks that are not typically associated with issuers in more developed countries. Consequently, the Fund should be considered as a means of diversifying an investment portfolio and not in itself a balanced investment program.

     General Risks. Investing on an international basis involves certain risks not involved in U.S. investments, including future political and economic developments, different legal systems and the possible imposition of foreign governmental laws or restrictions. Securities prices in different countries are subject to different economic, financial, political and social factors. In addition, with respect to certain foreign countries there is the possibility of expropriation of assets, confiscatory taxation, difficulty in obtaining or enforcing a court judgment, economic, political or social instability or diplomatic developments that could affect investments in those countries. Moreover, individual economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rates of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position. Certain investments also may be subject to withholding taxes in other countries. As a result of these potential risks, the Investment Adviser may determine that, notwithstanding otherwise favorable investment criteria, it may not be practicable or appropriate to invest in a particular country. The Fund may invest in countries in which foreign investors, including the Investment Adviser, have had no or limited prior experience.

     Emerging Market Country Risks. The Fund initially intends to emphasize investments in debt securities of issuers located in emerging market countries. These debt securities may include government and government-related debt securities or obligations and the obligations of entities organized to restructure outstanding debt of emerging market countries ("sovereign debt securities").

     The general risks of international investing discussed above often are heightened for investments in smaller, emerging capital markets. The economies of individual emerging market countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, currency depreciation, capital reinvestment, resource self-sufficiency and balance of payments position. Further, the economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been and may continue to be adversely affected by economic conditions in the countries with which they trade.

     With respect to any emerging market country, there is the possibility of nationalization, expropriation or confiscatory taxation, political changes, governmental regulation, social instability or diplomatic developments (including war) which could affect adversely the economies of such countries or the value of the Fund's investments in those countries.

     Emerging market countries may require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if a deterioration occurs in an emerging market country's balance of payments, the country could impose temporary restrictions on foreign capital remittances. The Fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation of capital, as well as by the application to the Fund of any restrictions on investment. Investing in local markets in emerging market countries may require the Fund to adopt special procedures, seek local government approvals or take other actions, each of which may involve additional costs to the Fund.

     Certain emerging market countries are among the largest debtors to commercial banks and foreign governments. Trading in sovereign debt securities issued or guaranteed by emerging market governmental entities involves a high degree of risk. The governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or interest when due in accordance with the terms of such securities. A governmental entity's willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash flow situation, the relative size of the debt service burden to the economy as a whole, the governmental entity's dependence on expected disbursements from third parties, the governmental entity's policy toward the International Monetary Fund and the political constraints to which a governmental entity may be subject. As a result, governmental entities may default on their sovereign debt. Holders of sovereign debt (including the Fund) may be requested to participate in the rescheduling of such debt and to extend further loans to governmental entities. There is no bankruptcy proceeding by which sovereign debt on which governmental entities have defaulted may be collected in whole or in part. The sovereign debt securities in which the Fund may invest involve significant risks and are deemed to be equivalent in terms of quality to high yield, high risk securities and are subject to many of the same risks as such securities. In addition, certain issuers of sovereign debt have received ratings in the lower ratings categories of established ratings services. The Fund may have difficulty disposing of certain sovereign debt securities because there may be a thin trading market for such securities.

     Currency Risks. Although the Fund will only invest in U.S. dollar-denominated debt securities, it will be subject to currency risk to the extent currency valuation movements impact the ability of non-U.S. issuers to pay interest and principal in U.S. dollars on debt securities held by the Fund. For example, when an emerging market issuer has revenues that are derived from local currency transactions, it may not be able to repay U.S. dollar-denominated debt in the event of a depreciation of the local currency.

     Public Information. Many of the debt securities held by the Fund will not be registered with the Commission, nor will the issuers thereof be subject to the reporting requirements of the Securities and Exchange Commission (the "Commission"). Accordingly, there may be less publicly available information about a non-U.S. issuer than about a U.S. issuer and such non-U.S. issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those of U.S. issuers. As a result, traditional investment measurements, such as price/earnings ratios, as used in the United States, may not be applicable to certain smaller, emerging capital markets. Non-U.S. issuers, and issuers in smaller, emerging capital markets in particular, generally are not subject to uniform accounting, auditing and financial reporting standards or to practices and requirements comparable to those applicable to U.S. issuers.

     Trading, Volume, Clearance and Settlement. Foreign financial markets, while often growing in trading volume, have, for the most part, substantially less volume than U.S. markets, and securities of many non-U.S. companies are less liquid and their prices may be more volatile than securities of comparable domestic companies. Foreign markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have failed to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Further, satisfactory custodial services for investment securities may not be available in some countries having smaller, emerging capital markets, which may result in the Fund incurring additional costs and delays in transporting and custodying such securities outside such countries. Delays in settlement could result in periods when assets of the Fund are uninvested and no return is earned thereon. The inability of the Fund to make intended security purchases due to settlement problems or the risk of intermediary counterparty failures could cause the Fund to miss attractive investment opportunities. The inability to dispose of a portfolio security due to settlement problems could result either in losses to the

Fund due to subsequent declines in the value of such portfolio security or, if the Fund has entered into a contract to sell the security, in possible liability to the purchaser.

     Government Supervision and Regulation. There generally is less governmental supervision and regulation of exchanges, brokers and issuers in other countries than there is in the United States. For example, there may be no comparable provisions under certain foreign laws to insider trading and similar investor protection securities laws that apply with respect to securities transactions consummated in the United States. Further, brokerage commissions and other transaction costs on non-U.S. securities exchanges generally are higher than in the United States.

     Restriction on Foreign Investment. Foreign investment in certain country's debt securities is restricted or controlled to varying degrees. These restrictions or controls may at times limit or preclude the Fund's investment in certain non-U.S. debt securities and may increase the costs and expenses of the Fund. Certain countries require governmental approval prior to investment by foreign persons, limit the amount of investment by foreign persons in a particular issuer and/or impose additional taxes on foreign investors. Certain countries may restrict investment opportunities in issuers or industries deemed important to national interests.

CORPORATE LOANS

     The Fund may invest in senior and subordinated corporate loans, both secured and unsecured ("Corporate Loans"). A Corporate Loan that is unsecured is not supported by any specific pledge of collateral and therefore constitutes only a general obligation of the borrower. In addition to being unsecured, a Corporate Loan in which the Fund may invest may be subordinate in right of payment to the senior debt obligations of the borrower. Upon a liquidation or bankruptcy of the borrower, the senior debt obligations of the borrower are often required to be paid in full before the subordinated debtholders are permitted to receive any distribution on behalf of their claim. Distributions, if any, to subordinated debtholders in such situations may consist in whole or in part in non-income producing securities, including common stock. Accordingly, following an event of default or liquidation or bankruptcy of a borrower, there can be no assurance that the assets of the borrower will be sufficient to satisfy the claims of unsecured and subordinated debtholders or that such debtholders will receive income producing debt securities in satisfaction of their claims. As a result, the Fund might not receive payments to which it is entitled and thereby may experience a decline in the value of its investment and possibly its net asset value.

     The Fund may invest in Corporate Loans made in connection with highly leveraged transactions. Corporate Loans made in connection with highly leveraged transactions are subject to greater credit risks than other Corporate Loans in which the Fund may invest. These credit risks include a greater possibility of default or bankruptcy of the borrower and the assertion that the pledging of collateral, if any, to secure the loan constituted a fraudulent conveyance or preferential transfer which can be nullified or subordinated to the rights of other creditors of the borrower under applicable law. Highly leveraged Corporate Loans also may be less liquid than other Corporate Loans.

     The success of the Fund's investment in Corporate Loans depends, to a great degree, on the skill with which the agent banks administer the terms of the Corporate Loan agreements, monitor borrower compliance with covenants, collect principal, interest and fee payments from borrowers and, where necessary, enforce creditor remedies against borrowers. Typically, the agent bank will have broad discretion in enforcing a Corporate Loan agreement. The financial status of the agent bank and co-lenders and participants interposed between the Fund and a borrower may affect the ability of the Fund to receive payments of interest and principal. See "Investment Objectives and Policies -- Investment in Corporate Loans."

LOWER-RATED SECURITIES

     Junk bonds and high-yield Corporate Loans are regarded as being predominantly speculative as to the issuer's ability to make payments of principal and interest. Investment in such securities involves substantial risk. Issuers of junk bonds and high-yield Corporate Loans may be highly leveraged and may not have available to them more traditional methods of financing. Therefore, the risks associated with acquiring the securities of such issuers generally are greater than is the case with higher-rated securities. For example, during an economic downturn or a sustained period of rising interest rates, issuers of junk bonds and high-yield Corporate Loans may be more likely to experience financial stress, especially if such issuers are highly leveraged. During periods of economic downturn, such issuers may not have sufficient revenues to meet their interest payment obligations. The issuer's ability to service its debt obligations also may be adversely affected by specific issuer developments, or the issuer's inability to meet specific projected business forecasts or the unavailability of additional financing. Therefore, there can be no assurance that in the future there will not exist a higher junk bond and high-yield Corporate Loan default rate relative to the rates currently existing in the junk bond and high-yield Corporate Loan markets. The risk of loss due to default by the issuer is significantly greater for the holders of junk bond and high-yield Corporate Loans because such securities may be unsecured and may be subordinate to other creditors of the issuer. The junk bonds and high-yield Corporate Loans in which the Fund may invest do not include instruments which, at the time of investment, are in default or the issuers of which are in bankruptcy. However, there can be no assurance that such events will not occur after the Fund purchases a particular debt security, in which case the Fund may experience losses and incur costs.

     Junk bonds frequently have call or redemption features that would permit an issuer to repurchase the security from the Fund. If a call were exercised by the issuer during a period of declining interest rates, the Fund is likely to have to replace such called security with a lower yielding security, thus decreasing the net investment income to the Fund and dividends to shareholders.

     Junk bonds and high yield Corporate Loans tend to be more volatile than higher-rated debt instruments, so that adverse economic events may have a greater impact on the prices of junk bonds and high-yield Corporate Loans than on high-rated debt instruments. Factors adversely affecting the market value of such securities are likely to affect adversely the Fund's net asset value. Recently, demand for junk bonds and high-yield Corporate Loans has increased significantly and the difference between the yields paid by such securities and investment grade bonds (i.e., the "spread") has narrowed. To the extent this differential increases, the value of junk bonds and high-yield Corporate Loans in the Fund's portfolio could be adversely affected.

     Like higher-rated debt instruments, junk bonds and high-yield Corporate Loans generally are purchased and sold through dealers who make a market in such securities for their own accounts. However, there are fewer dealers in the junk bond and high-yield Corporate Loan markets, which markets may be less liquid than the market for higher-rated debt instruments, even under normal economic conditions. Also, there may be significant disparities in the prices quoted for junk bonds and high-yield Corporate Loans by various dealers. As a result, during periods of high demand in the junk bond and high-yield Corporate Loan markets, it may be difficult to acquire junk bonds and high-yield Corporate Loans appropriate for investment by the Fund. Adverse economic conditions and investor perceptions thereof (whether or not based on economic fundamentals) may impair liquidity in the junk bond and high-yield Corporate Loan markets and may cause the prices the Fund receives for its junk bonds and high-yield Corporate Loans to be reduced. In addition, the Fund may experience difficulty in liquidating a portion of its portfolio when necessary to meet the Fund's liquidity needs or in response to a specific economic event such as deterioration in the creditworthiness of the issuers. Under such conditions, judgment may play a greater role in valuing certain of the Fund's portfolio instruments than in the case of instruments trading in a more liquid market. In addition, the Fund may incur additional expense to the extent that it is required to seek recovery upon a default on a portfolio holding or to participate in the restructuring of the obligation. See "Investment Objectives and Policies -- Investments in Lower Rated Securities."

LEVERAGE

     The use of leverage by the Fund creates an opportunity for increased net income and capital appreciation for the Common Stock, but, at the same time, creates special risks. The Fund intends to utilize leverage to provide the holders of Common Stock with a potentially higher return. Leverage creates risks for holders of Common Stock, including the likelihood of greater volatility of net asset value and market price of shares of the Common Stock and the risk that fluctuations in interest rates on borrowings and short-term debt or in the dividend rates on any preferred stock may affect the return to holders of Common Stock. To the extent the income or capital appreciation derived from securities purchased with funds received from leverage exceeds the cost of leverage, the Fund's return will be greater than if leverage had not been used. Conversely, if the income or capital appreciation from the securities purchased with such funds is not sufficient to cover the cost of leverage, the return to the Fund will be less than if leverage had not been used, and therefore the amount available for distribution to shareholders as dividends and other distributions will be reduced. In the latter case, the Investment Adviser in its best judgment may nevertheless determine to maintain the Fund's leveraged position if it expects that the benefits to the Fund's shareholders of maintaining the leveraged position will outweigh the current reduced return. Certain types of borrowings by the Fund may result in the Fund being subject to covenants in credit agreements relating to asset coverage and portfolio composition requirements. The Fund may be subject to certain restrictions on investments imposed by guidelines of one or more rating agencies that may issue ratings for the short-term corporate debt securities or preferred stock issued by the Fund. These guidelines may impose asset coverage or portfolio composition requirements that are more stringent than those imposed by the Investment Company Act of 1940, as amended (the "Investment Company Act"). It is not anticipated that these covenants or guidelines will impede the Investment Adviser from managing the Fund's portfolio in accordance with the Fund's investment objectives and policies. See "Additional Leverage Considerations." The Fund at times may borrow from affiliates of the Investment Adviser, provided that the terms of such borrowings are no less favorable than those available from comparable sources of funds in the marketplace. See "Investment Objectives and Policies -- Leverage."

     At present, the Investment Adviser anticipates leveraging by entering into reverse repurchase agreements on portfolio securities and investing the proceeds in additional debt securities. In addition to the general risks described above, reverse repurchase agreements involve the risk that the market value of the securities acquired in connection with the reverse repurchase agreement may decline below the price of the securities the Fund has sold but is obligated to repurchase. Also, reverse repurchase agreements involve the risk that the market value of the securities retained in lieu of sale by the Fund in connection with the reverse repurchase agreement may decline in price. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund's obligation to repurchase the securities, and the Fund's use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision. Also, the Fund would bear the risk of loss to the extent that the proceeds of the reverse repurchase agreement are less than the value of the securities subject to such agreement. Since the Fund conveys to the counterparty control over the securities that are the subject of a reverse repurchase agreement, there is a risk that the counterparty will be unable to produce the securities at the time the Fund is obligated to repurchase them.

CONCENTRATION IN FINANCIAL INSTITUTIONS

     As a result of the Fund's investment in Corporate Loans, the Fund may be deemed to be concentrated in securities of issuers in the industry group consisting of financial institutions and their holding companies, including commercial banks, thrift institutions, insurance companies and finance companies. Consequently, the Fund is subject to certain risks associated with such institutions, including, among other things, changes in governmental regulation, interest rate levels and general economic conditions. See "Investment Objectives and Policies -- Description of Corporate Loans" and "-- Description of Participation Interests."

ILLIQUID SECURITIES

     The Fund may invest in securities that lack an established secondary trading market or are otherwise considered illiquid. Some or all of the Corporate Loans in which the Fund invests will be considered to be illiquid. Liquidity of a security relates to the ability to easily dispose of the security and the price to be obtained and does not generally relate to the credit risk or likelihood of receipt of cash at maturity. Illiquid debt securities may trade at a discount from comparable, more liquid investments.

ANTI-TAKEOVER PROVISIONS

     The Fund's Articles of Incorporation include provisions that could have the effect of limiting the ability of other entities or persons to acquire control of the Fund or to change the composition of its Board of Directors and could have the effect of depriving shareholders of an opportunity to sell their shares at a premium over prevailing market prices by discouraging a third party from seeking to obtain control of the Fund. See "Description of Capital
Stock -- Certain Provisions of the Articles of Incorporation."

     For these reasons, an investment in Common Stock of the Fund may be speculative in that it involves a high degree of risk and should not constitute a complete investment program.

                                   FEE TABLE



SHAREHOLDER TRANSACTION EXPENSES
     Maximum Sales Load (as a percentage of offering
      price)................................................  None
     Dividend Reinvestment and Plan Fees....................  None
ANNUAL EXPENSES (as a percentage of net assets attributable
  to shares of Common Stock)
     Management Fees(a)(b)..................................  0.80%
     Interest Payments on Borrowed Funds(b).................  None
     Other Expenses(b)......................................      %
                                                              ----
          Total Annual Expenses(b)..........................      %
                                                              ====



                                                                 1          3
                                                               YEAR       YEARS
                                                              -------    -------
EXAMPLE
     An investor would pay the following expenses on a
     $1,000 investment, assuming (1) total annual expenses
     of   % (assuming no leverage) and   % (assuming
     leverage of 33 1/3% of the Fund's total assets) and (2)
     a 5% annual return throughout the periods:
          Assuming No Leverage..............................  $          $
          Assuming Leverage.................................  $          $


---------------

(a) See "Investment Advisory and Management Arrangements" -- page 32.



(b) In the event the Fund utilizes leverage by borrowing in an amount of approximately 33 1/3% of the Fund's total assets, it is estimated that the Management Fees would be 0.80%, Interest Payments on Borrowed Funds would be
      % and Total Annual Expenses would be   %. See "Risk Factors and Special
    Considerations -- Leverage" and "Additional Leverage Considerations." Borrowings may be effected through reverse repurchase agreements.



     The foregoing Fee Table is intended to assist investors in understanding the costs and expenses that a shareholder in the Fund will bear directly or indirectly. The expenses set forth under "Other Expenses" are based on estimated amounts through the end of the Fund's first fiscal year on an annualized basis. The Example set forth above assumes reinvestment of all dividends and distributions and utilizes a 5% annual rate of return as mandated by Commission regulations. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE EXPENSES OR ANNUAL RATE OF RETURN, AND ACTUAL EXPENSES OR ANNUAL RATE OF RETURN MAY BE MORE OR LESS THAN THOSE ASSUMED FOR PURPOSES OF THE EXAMPLE.

                                    THE FUND


     Global High Yield Fund, Inc. (the "Fund") is a newly organized, non-diversified, closed-end management investment company. The Fund was incorporated under the laws of the State of Maryland on April 17, 1998, and has registered under the Investment Company Act. See "Description of Capital Stock." The Fund's principal office is located at 800 Scudders Mill Road, Plainsboro, New Jersey 08536, and its telephone number is (609) 282-2800.



     The Fund is organized as a closed-end investment company. Closed-end investment companies differ from open-end investment companies (commonly referred to as mutual funds) in that closed-end investment companies do not redeem their securities at the option of the shareholder, whereas open-end companies issue securities redeemable at net asset value at any time at the option of the shareholder and typically engage in a continuous offering of their shares. Accordingly, open-end companies are subject to continuous asset in-flows and out-flows that can complicate portfolio management. However, shares of closed-end investment companies frequently trade at a discount from net asset value. This risk may be greater for initial investors expecting to sell their shares in a relatively short period after completion of the public offering.


                                USE OF PROCEEDS


     The net proceeds of this offering will be approximately $     (or
approximately $     assuming the Underwriter exercises the over-allotment option in full) after payment of organizational and offering costs.



     Due to significant current demand for high yield debt securities and Corporate Loans, investments that, in the judgment of the Investment Adviser, are appropriate investments for the Fund may not be immediately available. Therefore, the Fund expects that there will be an initial investment period of up to three months following the completion of its Common Stock offering before it is invested in accordance with its investment objectives and policies. Pending such investment, it is anticipated that all or a portion of the proceeds will be invested in U.S. Government securities or high grade, short-term money market instruments. See "Investment Objectives and Policies."


                       INVESTMENT OBJECTIVES AND POLICIES


     The Fund's primary investment objective is to seek high current income by investing in a portfolio of U.S. dollar denominated debt securities of issuers located throughout the world, including issuers in emerging market countries. As a secondary objective, the Fund will seek capital appreciation. These investment objectives are fundamental policies of the Fund and may not be changed without a vote of the majority of the outstanding shares of the Fund.



     In the selection and supervision of investments, the Investment Adviser will consider market, political and general economic and financial conditions and various other factors, including its evaluation of the credit risk of issuers of debt securities and its analysis of the prevailing investment characteristics of such securities such as interest rate sensitivity, volatility and liquidity. The Investment Adviser will also seek to enhance yield by taking advantage of yield disparities that regularly occur among debt securities trading in the various emerging markets. Such professional investment management may be attractive to investors, particularly individuals, who lack the time, information, capability or inclination to effect such an investment strategy directly. Under current market conditions, except for temporary defensive purposes, the Fund does not expect to invest more than 25% of its total assets in the debt securities of issuers in any single country, except that the Fund expects to maintain at least 25% of its total assets in debt securities of U.S. issuers. Based upon curernt market conditions, the Fund expects that its investments in debt securities of U.S. issuers will consist principally of Corporate Loans.



     The Fund will invest both in fixed rate bonds and other long term debt securities and in floating rate Corporate Loans and similar investments made by banks and other financial institutions. Under current market conditions, the Fund intends to invest a substantial portion of its portfolio in bonds and other long term debt securities that bear interest at fixed rates ("fixed rate debt securities"). The Fund also may invest without limitation in Corporate Loans and other similar investments made by banks and other financial institutions that pay interest at rates that float at a margin above a generally recognized base lending rate, such as the Prime Rate or that adjust periodically at a margin above the CD rate or LIBOR ("floating rate debt securities"). In this Prospectus, fixed rate and floating rate debt instruments in which the Fund may invest are collectively referred to as "debt securities."


     The Investment Adviser will actively manage the Fund's assets and will seek to adjust the proportion of fixed rate to floating rate debt securities on an ongoing basis based on its perception of which type of debt security would best enable the Fund to achieve its investment objectives. There can be no assurance, however, that the investment management strategies described in this paragraph will be successful. There are no prescribed limits on the allocation of the Fund's assets between fixed rate debt securities and floating rate debt securities. Therefore, at any given time, the Fund's assets may be invested primarily in fixed rate debt securities or in floating rate debt securities. In a stable interest rate environment, fixed rate debt securities generally have higher yields than floating rate debt securities of comparable credit quality. Fixed rate debt securities also tend to be more liquid than floating rate debt securities. However, floating rate debt securities are less sensitive to market interest rate fluctuations and therefore demonstrate less volatility in a changing interest rate environment than fixed rate debt securities of comparable credit quality. Floating rate debt securities frequently also benefit from collateral and structural credit protections that are not accorded to fixed rate debt securities.


INVESTMENTS IN EMERGING MARKET COUNTRIES


     Investments in securities of emerging market countries typically involve special considerations and risks not typically present in investments exclusively in the securities of U.S. issuers or issuers in more developed countries. See "Risk Factors and Special Considerations -- Investing on an International Basis."



     Under current market conditions, the Fund intends to emphasize investment in non-U.S. debt securities of issuers located in emerging market countries. As used in this Prospectus, an "emerging market country" is any country that is considered to be an emerging or developing country by the International Bank for Reconstruction and Development (the "World Bank") and the International Finance Corporation, as well as countries that are classified by the United Nations or otherwise regarded by their authorities as emerging or developing. The Fund's emphasis is based on the belief that the debt securities of emerging market issuers offer attractive investment opportunities both with respect to high current income and capital appreciation. In recent years, a number of emerging market countries have been instituting economic, financial and political reforms encouraging greater market orientation and less governmental intervention in economic affairs. These reforms benefit the capital markets of such countries and result in significantly improved credit fundamentals for the sovereign and corporate debt securities issued in such markets. The Investment Adviser believes that the debt securities of these markets currently offer high yields relative to their improving credit quality.



     There are no prescribed limits on the geographical allocation of the Fund's assets. Under normal conditions, however, the Fund will invest in debt securities of issuers located in at least three countries. Under current market conditions, the Investment Adviser anticipates that a substantial portion of the Fund's portfolio will be invested in debt securities of issuers located in emerging market countries. The Fund reserves the right, however, to invest all of its assets in debt securities issued in more developed countries or solely in the United States when the Investment Adviser believes market conditions warrant such investment.



     Sovereign Debt Securities. In connection with its emerging market investments, the Fund may invest in sovereign debt securities, which will consist of debt securities issued or guaranteed by non-U.S. governments, their agencies, instrumentalities and political subdivisions and by entities controlled or sponsored by such governments. The investments may include participations in, and assignments of, loans made by financial institutions to such issuers. The Fund may also invest in interests in entities organized and operated for the purpose of restructuring the investment characteristics of sovereign debt securities, including "Brady Bonds."


INVESTMENTS IN CORPORATE LOANS


     The Corporate Loans in which the Fund may invest generally consist of direct obligations of a borrower ("Borrower") undertaken to finance the growth of the Borrower's business internally or externally, or to finance a capital restructuring. Corporate Loans may also include obligations of a Borrower issued in connection with a restructuring or a bankruptcy. A significant portion of the Corporate Loans in which the Fund will invest are highly leveraged loans, such as leveraged buy-out loans, leveraged recapitalization loans and other types of acquisition loans. Such Corporate Loans may be structured to include both term loans, which are generally fully funded at the time of the Fund's investment and revolving credit facilities, which would require the Fund to make additional investments in Corporate Loans as required under the terms of the credit facility. Such Corporate Loans may also include receivables purchase facilities, which are similar to revolving credit facilities secured by a Borrower's receivables.

     The Fund may invest in senior and subordinated Corporate Loans, both secured and unsecured. The Corporate Loans in which the Fund invests may be senior debt obligations of the Borrower and may, in some instances, hold the most senior position in the capitalization structure of the Borrower (i.e., not subordinated to other debt obligations in right of payment). Corporate Loans which are senior debt obligations of the Borrower may be wholly or partially secured by collateral, or may be unsecured. However, even in the case of a secured Corporate Loan, upon an event of default the ability of a lender to have access to the collateral, if any, or otherwise recover its investment may be limited by bankruptcy and other insolvency laws. The value of the collateral may decline subsequent to the Fund's investment in the Corporate Loan. Under certain circumstances, the collateral may be released with the consent of the syndicate of lenders and the lender which is administering the Corporate Loan on behalf of the syndicate ("Agent Bank") or pursuant to the terms of the underlying credit agreement with the Borrower. There is no assurance that the liquidation of the collateral would satisfy the Borrower's obligations in the event of the nonpayment of scheduled interest or principal, or that the collateral could be readily liquidated. As a result, the Fund might not receive payments to which it is entitled and thereby may experience a decline in the value of the investment and possibly, its net asset value.

     In addition to senior and secured Corporate Loans, the Fund may invest in Corporate Loans which are unsecured and subordinated. A Corporate Loan which is unsecured is not supported by any specific pledge of collateral and therefore constitutes only a general obligation of the Borrower. In addition to being unsecured a Corporate Loan in which the Fund may invest may be subordinate in right of payment to the senior debt obligations of the Borrower. Upon a liquidation or bankruptcy of the Borrower the senior debt obligations of the Borrower are often required to be paid in full before the subordinated debtholders are permitted to receive any distribution on behalf of their claim. Distributions, if any, to subordinated debtholders in such situations may consist in whole or in part in non-income producing securities, including common stock. Accordingly, following an event of default or liquidation or bankruptcy of a Borrower, there can be no assurance that the assets of the Borrower will be sufficient to satisfy the claims of unsecured and subordinated debtholders or that such debtholders will receive income producing debt securities in satisfaction of their claims. As a result, the Fund might not receive payments to which it is entitled and thereby may experience a decline in the value of its investment and possibly, its net asset value.


     Corporate Loans made in connection with highly leveraged transactions are subject to greater risks than other Corporate Loans in which the Fund may invest. These credit risks include a greater possibility of default or bankruptcy of the Borrower, and the potential assertion that the pledging of collateral, if any, to secure the loan constituted a fraudulent conveyance or preferential transfer which can be nullified or subordinated to the rights of other creditors of the Borrower under applicable law. Highly leveraged Corporate Loans may also be less liquid than other Corporate Loans.



     The Fund has no restrictions on portfolio maturity, but it is anticipated that a majority of the Corporate Loans will have stated maturities ranging from five to ten years. However, such Corporate Loans usually will require, in addition to scheduled payments of interest and principal, the prepayment of the Corporate Loans from excess cash flow, as discussed above, and may permit the Borrower to prepay at its election. The degree to which Borrowers prepay Corporate Loans, whether as a contractual requirement or at their election, may be affected by general business conditions, the financial condition of the Borrower and competitive conditions among lenders, among other factors. Accordingly, prepayments cannot be predicted with accuracy.


     Participation Interests. Corporate Loans in which the Fund may invest are typically originated, negotiated and structured by a syndicate of lenders ("Co-Lenders") consisting of commercial banks, thrift institutions, insurance companies, finance companies or other financial institutions, one or more of which acts as Agent Bank. Co-Lenders may sell Corporate Loans to third parties called "Participants." The Fund may invest in a Corporate Loan either by participating as a Co-Lender at the time the loan is originated or by buying an interest in the Corporate Loan from a Co-Lender or a Participant. Co-Lenders and Participants interposed between the Fund and a Borrower, together with Agent Banks, are referred to herein as "Intermediate Participants."

     The Fund may invest in a Corporate Loan at origination as a Co-Lender or by purchasing a Corporate Loan from an Intermediate Participant by means of a novation, an assignment or a participation. In a novation, the Fund would assume all the rights of the Intermediate Participant in a Corporate Loan, including the right to receive payments of principal and interest and other amounts directly from the Borrower and to enforce its rights as lender directly against the Borrower and would assume all of the obligations of the Intermediate Participant, including any obligation to make future advances to the Borrower. As a result, therefore, the Fund would have the status of a Co-Lender. As an alternative, the Fund may purchase an assignment of all or a portion of an Intermediate Participant's interest in a Corporate Loan, in which case the Fund may be required generally to rely on the assigning lender to demand payment and enforce its rights against the Borrower, but would otherwise be entitled to all of such lender's rights in the Corporate Loan. The Fund also may purchase a participation in a portion of the rights of an Intermediate Participant in a Corporate Loan by means of a participation agreement with such Intermediate Participant. A participation in the rights of an Intermediate Participant is similar to an assignment in that the Intermediate Participant transfers to the Fund all or a portion of an interest in a Corporate Loan. Unlike an assignment, however, a participation does not establish any direct relationship between the Fund and the Borrower. In such a case, the Fund would be required to rely on the Intermediate Participant that sold the participation not only for the enforcement of the Fund's rights against the Borrower but also for the receipt and processing of payments due to the Fund under the Corporate Loan. The Fund will not act as an Agent Bank, guarantor, sole negotiator or sole structurer with respect to a Corporate Loan.



     Because it may be necessary to assert through an Intermediate Participant such rights as may exist against the Borrower, in the event that the Borrower fails to pay principal and interest when due, the Fund may be subject to delay, expense and risks that are greater than those that would be involved if the Fund could enforce its rights directly against the Borrower. Moreover, under the terms of the participation, the Fund may be regarded as a creditor of the Intermediate Participant (rather than of the Borrower), so that the Fund may also be subject to the risk that the Intermediate Participant may become insolvent. Further, in the event of the bankruptcy or insolvency of the Borrower, the obligation of the Borrower to repay the Corporate Loan may be subject to certain defenses that can be asserted by such Borrower as result of improper conduct by the Agent Bank or Intermediate Participant.



     Because the Fund will regard the issuer of a Corporate Loan as including the Borrower under a Corporate Loan Agreement, the Agent Bank and any Intermediate Participant, the Fund may be deemed to be concentrated in securities of issuers in the industry group consisting of financial institutions and their holding companies, including commercial banks, thrift institutions, insurance companies and finance companies. As a result, the Fund is subject to certain risks associated with such institutions. Banking and thrift institutions are subject to extensive governmental regulations which may limit both the amounts and types of loans and other financial commitments which such institutions may make and the profitability of these institutions is largely dependent on the availability and cost of capital funds. In addition, general economic conditions are important to the operation of these institutions, with exposure to credit losses resulting from possible financial difficulties of borrowers potentially having an adverse effect. Insurance companies are also affected by economic and financial conditions and are subject to extensive government regulation, including rate regulations. Individual companies may be exposed to material risks, including reserve inadequacy.



     Intermediate Participants may have certain obligations pursuant to a Corporate Loan Agreement, which may include the obligation to make future advances to the Borrower in connection with revolving credit facilities in certain circumstances. The Fund currently intends to reserve against such contingent obligations by segregating sufficient investments in liquid instruments. The Fund will not invest in Corporate Loans that would require the Fund to make any additional investments in connection with such future advances if such commitments would exceed 20% of the Fund's total assets.


INVESTMENTS IN LOWER RATED SECURITIES


     The Fund has established no rating criteria for the debt securities in which it may invest and under normal circumstances, substantially all of the Fund's assets will be invested in debt securities that are rated in the lower rating categories of the established rating services ("Baa" or lower by Moody's and "BBB" or lower by S&P), or in unrated securities considered by the Investment Adviser to be comparable quality. Securities rated below "Baa" by Moody's or below "BBB" by S&P, and unrated securities of comparable quality, are commonly known as "junk bonds." See Appendix A -- "Description of Corporate Bond Ratings" for additional information concerning rating categories. Although lower-rated and unrated debt securities can be expected to provide higher yields, such securities may be subject to greater market fluctuation and risk of loss of income and principal than lower-yielding, higher-rated debt securities. See "Risk Factors and Special Considerations -- Lower Rated Securities."


     Selection and supervision of high-yield securities by the Investment Adviser involves continuous analysis of individual issuers, general business conditions and other factors which may be too time-consuming or too costly for the average investor. The furnishing of these services does not, of course, guarantee successful results. The Investment Adviser's analysis of issuers includes, among other things, historic and current financial conditions, current and anticipated cash flow and borrowing requirements, value of assets in relation to historical costs, strength of management, responsiveness to business conditions, credit standing and current and anticipated results of operations. Analysis of general conditions and other factors may include anticipated change in economic activity and interest rates, the availability of new investment opportunities and the economic outlook for specific industries. While the Investment Adviser considers as one factor in its credit analysis the ratings assigned by the rating services, the Investment Adviser performs its own independent credit analysis of issuers and, consequently, the Fund may invest, without limit, in unrated securities. As a result, the Fund's ability to achieve its investment objectives may depend to a greater extent on the Investment Adviser's own credit analysis than investment companies which invest in higher-rated securities. Although the Fund will invest primarily in lower-rated securities, it will not invest in securities in the lowest rating categories (Ca or below by Moody's and CC or below by S&P) unless the Investment Adviser believes that the financial condition of the issuer or the protection afforded to the particular securities is stronger than would otherwise be indicated by such low ratings.



     The Fund's investment philosophy is based on the belief that, under varying economic and market conditions, certain debt instruments will perform better than other debt instruments. The Fund's fully managed approach puts maximum emphasis on the flexibility of the Investment Adviser to analyze various opportunities among debt instruments and to make judgments regarding which debt instruments provide, in the opinion of the Investment Adviser, the highest potential opportunity for current income and, secondarily, capital appreciation. This approach distinguishes the Fund from other funds which often seek either capital growth or current income or are restricted to fixed-rate securities or floating rate instruments. Consistent with this approach, when changing economic conditions and other factors cause the yield difference between lower-rated and higher-rated securities to narrow, the Fund may purchase higher-rated securities if the Investment Adviser believes that the risk of loss of income and principal may be substantially reduced with only a relatively small reduction in yield.


LEVERAGE


     The Fund intends to utilize leverage to provide the holders of Common Stock with a potentially higher return. At present, the Investment Adviser anticipates leveraging by entering into reverse repurchase agreements on portfolio securities and investing the proceeds in additional debt securities. Reverse repurchase agreements involve the sale of securities held by the Fund with an agreement by the Fund to repurchase the securities at an agreed upon price, date and interest payment. At the time the Fund enters into a reverse repurchase agreement, it may establish and maintain a segregated account with the custodian containing cash or liquid instruments having a value not less than the repurchase price (including accrued interest). If the Fund establishes and maintains such a segregated account, a reverse repurchase agreement will not be considered a borrowing by the Fund; however, under circumstances in which the Fund does not establish and maintain such a segregated account, such reverse repurchase agreement will be considered a borrowing for the purpose of the Fund's limitation on borrowings.



     The Fund also is authorized to use other types of leverage, including secured or unsecured bank borrowings or the issuance of short-term debt securities or shares of preferred stock. Under current market conditions, the Fund intends to utilize leverage at a level ranging between 20% to 33 1/3% of its total assets (including the amount obtained from leverage). The Fund will generally not utilize leverage if it anticipates that the Fund's leveraged capital structure would result in a lower return to holders of the Common Stock than that obtainable if the Common Stock were unleveraged for any significant amount of time. Use of leverage creates an opportunity for increased income and capital appreciation, but, at the same time, creates special risks. See "Risk Factors and Special Considerations -- Leverage" and "Additional Leverage Considerations."

                           OTHER INVESTMENT POLICIES

     The Fund may engage in various portfolio strategies to seek to increase its return and to hedge its portfolio against movements in interest rates or non-U.S. currencies through the use of interest rate or non-U.S. currency swap transactions, the purchase of call and put options on securities, the sale of covered call and put options on its portfolio securities and transactions in financial futures and related options on such futures. Each of these portfolio strategies is described below. There can be no assurance that the Fund will employ these strategies or that, if employed, they will be effective.

     Other investment policies and practices of the Fund are described below:


     Structured Investments. The Fund may invest a portion of its assets in interests in entities organized and operated solely for the purpose of restructuring the investment characteristics of various sovereign debt securities. This type of restructuring involves the deposit with or purchase by an entity, such as a corporation or a trust, of specified instruments (such as Brady Bonds) and the issuance by that entity of one or more classes of securities ("Structured Investments") backed by, or representing interests in, the underlying investments. The cash flow on the underlying instruments may be apportioned among the newly issued Structured Investments to create securities with different investment characteristics such as varying maturities, payment priorities and interest rate provisions, and the extent of the payments made with respect to Structured Investments is dependent on the extent of the cash flow of the underlying instruments. Because Structured Investments of the type in which the Fund anticipates it will invest typically involve no credit enhancements, their credit risk generally will be equivalent to that of the underlying instruments.


     The Fund is permitted to invest in a class of Structured Investments that is either subordinated or unsubordinated to the right of payment of another class. Subordinated Structured Investments typically have higher yields and present greater risks than unsubordinated Structured Investments. Although the Fund's purchase of subordinated Structured Investments could have a similar economic effect to that of borrowing against the underlying securities, the purchase will not be deemed to be leverage for purposes of the limitations placed on the extent of the Fund's assets that may be used for borrowing and other leveraging activities. See "Additional Leverage Considerations."

     Certain issuers of Structured Investments may be deemed to be "investment companies," as defined in the Investment Company Act. As a result, the Fund's investment in these Structured Investments may be limited by the restrictions contained in the Investment Company Act described below. Structured Investments are typically sold in private placement transactions, and there currently is no active trading market for Structured Investments.


     Convertible Securities and Preferred Stock. A convertible security is a bond, debenture, note or preferred stock that may be converted into or exchanged for a prescribed amount of common stock or other securities of the same or a different issuer within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest generally paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Convertible securities have several unique investment characteristics such as
(i) higher yields than common stocks, but lower yields than comparable non-convertible securities, (ii) a lesser degree of fluctuation in value than the underlying stock since they have fixed income characteristics, and (iii) the potential for capital appreciation if the market price of the underlying common stock increases. Holders of convertible securities have a claim on the assets of the issuer prior to the common stockholders but may be subordinated to similar non-convertible securities of the same issuer. A convertible security might be subject to redemption at the option of the issuer at a price established in the convertible security's governing instrument. If a convertible security held by the Fund is called for redemption, the Fund may be required to permit the issuer to redeem the security, convert it into the underlying common stock or other securities or sell it to a third party. The Fund has no current intention of converting any convertible securities it may own into equity securities or holding them as an equity investment upon conversion, although it may do so for temporary purposes. A convertible security might be subject to redemption at the option of the issuer at a price established in the convertible security's governing instrument. If a convertible security held by the Fund is called for redemption, the Fund may be required to permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party.


     The Fund may invest in non-convertible preferred stock which generally entitles the holders to receive a dividend payment. Holders of preferred stock have a claim on the assets of the issuer prior to the common stockholders but subordinate to the creditors and holders of debt instruments of the same issuer. Preferred stock may be subject to redemption at the option of the issuer at a price established in the preferred stock governing instrument.


     Illiquid Securities. Corporate Loans, junk bonds, and other debt securities held by the Fund may not be readily marketable and may be subject to restrictions on resale. Although Corporate Loans are transferred among certain financial institutions, as described above, the Corporate Loans in which the Fund invests may not have the liquidity of conventional debt securities traded in the secondary market and may be considered illiquid. As the market for Corporate Loans becomes more seasoned, the Investment Adviser expects that liquidity will improve. The Fund has no limitation on the amount of its investments which are not readily marketable or are subject to restrictions on resale.


     Private Placements. The Fund may invest in securities that are sold in private placement transactions between their issuers and their purchasers and that are neither listed on an exchange nor traded over-the-counter. In many cases, privately placed securities will be subject to contractual or legal restrictions on transfer. As a result of the absence of a public trading market, privately placed securities will be subject to contractual or legal restrictions on transfer. As a result of the absence of a public trading market, privately placed securities may in turn be less liquid and more difficult to value than publicly traded securities. Although privately placed securities may be resold in privately negotiated transactions, the prices realized from the sales could, due to illiquidity, be less than those originally paid by the Fund or less than their fair market value. In addition, issuers whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that may be applicable if their securities were publicly traded. If any privately placed securities held by the Fund are required to be registered under the securities laws of one or more jurisdictions before being resold, the Fund may be required to bear the expenses of registration.


     Indexed and Inverse Securities. The Fund may invest in securities whose potential investment return is based on the change in particular measurements of value or rate (an "index"). As an illustration, the Fund may invest in a security that pays interest and returns principal based on the change in an index of interest rates or on the value of a precious or industrial metal. Interest and principal payable on a security may also be based on relative changes among particular indices. In addition, the Fund may invest in securities whose potential investment return is inversely based on the change in particular indices. For example, the Fund may invest in securities that pay a higher rate of interest and principal when the value of the index increases. To the extent that the Fund invests in such types of securities, it will be subject to the risks associated with changes in the particular indices, which may include reduced or eliminated interest payments and losses of invested principal. Indexed and inverse securities are currently issued by a number of U.S. governmental agencies such as the Federal Home Loan Mortgage Corporation and the Federal Mortgage Association, as well as a number of other financial institutions. To the extent the Fund invests in such instruments, under current market conditions, it most likely will purchase indexed and inverse securities issued by the above-mentioned U.S. governmental agencies.

     Certain indexed securities, including certain inverse securities, may have the effect of providing a degree of investment leverage, because they may increase or decrease in value at a rate that is a multiple of the changes in applicable indices. As a result, the market value of such securities will generally be more volatile than the market values of fixed-rate securities. The Fund believes that indexed securities, including inverse securities, represent flexible portfolio management instruments that may allow the Fund to seek potential investment rewards, hedge other portfolio positions, or vary the degree of portfolio leverage relatively efficiently under different market conditions.

     Investment in Other Investment Companies. Subject to other investment restrictions applicable to the Fund, up to 10% of the Fund's assets may be invested in debt securities of investment companies (which may or may not be registered under the Investment Company Act) whose portfolio securities consist entirely of

(i) corporate debt or equity securities acceptable to the Fund's Investment Adviser or (ii) money market instruments.

     The Fund may invest in other investment companies whose investment objectives and policies are consistent with those of the Fund. In accordance with the Investment Company Act, the Fund may invest up to 10% of its total assets in securities of other investment companies. In addition, under the Investment Company Act the Fund may not own more than 3% of the total outstanding voting stock of any investment company and not more than 5% of the value of the Fund's total assets may be invested in the securities of any investment company. If the Fund acquires shares in the investment companies, shareholders would bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of such investment companies (including management and advisory fees).

     Warrants. The Fund may invest in warrants, which are securities permitting, but not obligating, their holder to subscribe for other securities. The Fund may invest in warrants for equity securities that are acquired as units with debt instruments and warrants for debt securities. Warrants do not carry with them the right to dividends or voting rights with respect to the securities that they entitle their holders to purchase, and they do not represent any rights in the assets of the issuer. As a result, an investment in warrants may be considered more speculative than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to its expiration date. The Fund does not intend to retain in its portfolio any common stock received upon the exercise of a warrant and will sell the common stock as promptly as practicable and in a manner that it believes will reduce its risk of a loss in connection with the sale.

     The Fund at times may borrow from affiliates of the Investment Adviser, provided that the terms of such borrowings are no less favorable than those available from comparable sources of funds in the marketplace. As discussed under "Investment Advisory and Management Arrangements," the fee paid to the Investment Adviser will be calculated on the basis of the Fund's assets including proceeds from borrowings for leverage and the issuance of preferred stock.

     Repurchase Agreements. The Fund may enter into repurchase agreements with respect to its permitted investments with financial institutions that (i) have, in the opinion of the Investment Adviser, substantial capital relative to the Fund's exposure, or (ii) have provided the Fund with a third-party guaranty or other credit enhancement. Under a repurchase agreement the Fund buys a security at one price and simultaneously promises to sell that same security back to the seller at a higher price. The Fund's repurchase agreements will provide that the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement, and will be marked to market daily. The repurchase date usually is within seven days of the original purchase date. Repurchase agreements are deemed to be loans under the Investment Company Act. In all cases, the Investment Adviser must be satisfied with the creditworthiness of the other party to the agreement before entering into a repurchase agreement. In the event of the bankruptcy (or other insolvency proceeding) of the other party to a repurchase agreement, the Fund might experience delays in recovering its cash. To the extent that, in the meantime, the value of the securities the Fund purchases may have declined, the Fund could experience a loss.

     Lending of Portfolio Securities. The Fund may from time to time lend securities from its portfolio, with a value not exceeding 33 1/3% of its total assets, to banks, brokers and other financial institutions and receive collateral in cash or securities issued or guaranteed by the U.S. government, its agencies or instrumentalities which will be maintained at all times in an amount equal to at least 100% of the current market value of file loaned securities. The purpose of such loans is to permit the borrower to use such securities for delivery to purchasers when such borrower has sold short. If cash collateral is received by the Fund, it is invested in short-term money market securities, and a portion of the yield received in respect of such investment is retained by the Fund. Alternatively, if securities are delivered to the Fund as collateral, the Fund and the borrower negotiate a rate for the loan premium to be received by the Fund for lending its portfolio securities. In either event, the total yield on the Fund's portfolio is increased by loans of its portfolio securities. The Fund will have the right to regain record ownership of loaned securities to exercise beneficial rights such as voting rights, subscription rights and rights to dividends, interest or other distributions. Such loans are terminable at any time. The Fund may pay reasonable finder's, administrative and custodial fees in connection with such loans.

     When-Issued and Forward Commitment Securities. The Fund may purchase securities on a "when-issued" basis and may purchase or sell securities on a "forward commitment" basis in order to hedge against anticipated changes in interest rates and prices. When such transactions are negotiated, the price, which is generally expressed in yield terms, is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. When-issued securities and forward commitments may be sold prior to the settlement date, but the Fund will enter into when-issued and forward commitments only with the intention of actually receiving or delivering the securities, as the case may be. If the Fund disposes of the right to acquire a when-issued security prior to its acquisition or disposes of its right to deliver or receive against a forward commitment, it can incur a gain or loss. At the time the Fund enters into a transaction on a when-issued or forward commitment basis, it will segregate with the custodian cash or liquid instruments with a value not less than the value of the when-issued or forward commitment securities. The value of these assets will be monitored daily to ensure that their marked to market value will at all times exceed the corresponding obligations of the Fund. There is always a risk that the securities may not be delivered, and the Fund may incur a loss. Settlements in the ordinary course, which may take substantially more than five business days for mortgage-related securities, are not treated by the Fund as when-issued or forward commitment transactions and accordingly are not subject to the foregoing restrictions.

     Short Sales. The Fund may make short sales of securities. A short sale is a transaction in which the Fund sells a security it does not own in anticipation that the market price of that security will decline. The Fund expects to make short sales both as a form of hedging to offset potential declines in long positions in similar securities and in order to maintain portfolio flexibility.

     When the Fund makes a short sale, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. The Fund may have to pay a fee to borrow particular securities and is often obligated to pay over any payments received on such borrowed securities.

     The Fund's obligation to replace the borrowed security will be secured by collateral deposited with the broker-dealer, usually cash, U.S. Government securities or other high grade liquid securities similar to those borrowed. The Fund will also be required to deposit similar collateral with its custodian to the extent, if any, necessary so that the value of both collateral deposits in the aggregate is at all times equal to at least 100% of the current market value of the security sold short. Depending on arrangements made with the broker-dealer from which it borrowed the security regarding payment over of any payments received by the Fund on such security, the Fund may not receive any payments (including interest) on its collateral deposited with such broker-dealer.

     If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss; conversely, if the price declines, the Fund will realize a gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. Although the Fund's gain is limited to the price at which it sold the security short, its potential loss is theoretically unlimited.

     The Fund may also make short sales "against the box." In this type of short sale, at the time of the sale, the Fund owns or has the immediate and unconditional right to acquire at no additional cost the identical security.

     Standby Commitment Agreements. The Fund from time to time may enter into standby commitment agreements. Such agreements commit the Fund, for a stated period of time, to purchase a stated amount of a fixed-income security which may be issued and sold to the Fund at the option of the issuer. The price and coupon of the security is fixed at the time of the commitment. At the time of entering into the agreement the Fund is paid a commitment fee, regardless of whether or not the security ultimately is issued. The Fund will enter into such agreements only for the purpose of investing in the security underlying the commitment at a yield and price which are considered advantageous to the Fund. The Fund at all times will maintain a segregated account with its custodian of cash and/or liquid, high-grade debt obligations in an amount equal to the purchase price of the securities underlying the commitment.



     There can be no assurance that the securities subject to a standby commitment will be issued and the value of the security, if issued, on the delivery date may be more or less than its purchase price. Since the issuance of the security underlying the commitment is at the option of the issuer, the Fund may bear the risk of decline in the value of such security and may not benefit from an appreciation in the value of the security during the commitment period.



     The purchase of a security subject to a standby commitment agreement and the related commitment fee will be recorded on the date on which the security reasonably can be expected to be issued and the value of the security thereafter will be reflected in the calculation of the Fund's net asset value. The cost basis of the security will be adjusted by the amount of the commitment fee. In the event the security is not issued, the commitment fee will be recorded as income on the expiration date of the standby commitment.


     Temporary Investments. The Fund may vary its investment policies for temporary defensive purposes during periods in which the Investment Adviser believes that conditions in the securities markets for non-U.S. obligations or other economic, financial or political conditions warrant. Under such circumstances, the Fund may reduce its holdings in non-U.S. obligations and invest without limit in high yield corporate debt securities of U.S. issuers. Furthermore, when changing economic conditions and other factors cause the yield difference between lower-rated and higher-rated securities to narrow, the Fund may purchase higher-rated securities if the Investment Adviser believes that the risk of loss of income and principal may be reduced substantially with only a relatively small reduction in yield. In addition, under unusual market or economic conditions, the Fund for temporary defensive purposes may invest up to 100% of its total assets in securities issued or guaranteed by the United States Government or its instrumentalities or agencies, certificates of deposit, bankers' acceptance and other bank obligations, commercial paper rated in the highest category by an established rating agency, or other debt securities deemed by the Investment Policies, the Fund may hold cash, cash equivalents or liquid high grade debt securities in connection with certain of its investment activities. The yield on such securities may be lower than the yield on lower-rated debt securities.

INTEREST RATE, OPTIONS AND FUTURES TRANSACTIONS

     Interest Rate Transactions. In order to hedge the value of the Fund's portfolio against interest rate fluctuations or to enhance the Fund's income the Fund may enter into various interest rate transactions, such as interest rate swaps and the purchase or sale of interest rate caps and floors. The Fund expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. The Fund intends to use these transactions primarily as a hedge and not as a speculative investment. However, the Fund may also invest in interest rate swaps to enhance income or increase the Fund's yield, for example, during periods of steep interest rate yield curves (i.e., wide differences between short term and long term interest rates).


     In an interest rate swap, the Fund exchanges with another party their respective commitments to pay or receive interest, e.g., an exchange of fixed rate payments for floating rate payments. For example, if the Fund holds a debt instrument with an interest rate that is reset only once each year, it may swap the right to receive interest at this fixed rate for the right to receive interest at a rate that is reset every week. This would enable the Fund to offset a decline in the value of the debt instrument due to rising interest rates but would also limit its ability to benefit from falling interest rates. Conversely, if the Fund holds a debt instrument with an interest rate that is reset every week and it would like to lock in what it believes to be a high interest rate for one year, it may swap the right to receive interest at this variable weekly rate for the right to receive interest at a rate that is fixed for one year. Such a swap would protect the Fund from a reduction in yield due to falling interest rates and may permit the Fund to enhance its income through the positive differential between one week and one year interest rates, but would preclude it from taking full advantage of rising interest rates.

     The Fund usually will enter into interest rate swaps on a net basis, i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. The net amount of the excess, if any, of the Fund's obligations over its entitlements with respect to each interest rate swap will be accrued on a daily basis, and in amount of cash or liquid instruments having all aggregate net asset value at least equal to the accrued excess will be maintained in a segregated account by the Fund's custodian. If the interest rate swap transaction is entered into on other than a net basis, the full amount of the Fund's obligations will be accrued on a daily basis, and the full amount of the Fund's obligations will be maintained in a segregated account by the Fund's custodian.

     The Fund may also engage in interest rate transactions in the form of purchasing or selling interest rate caps or floors. The Fund will not sell interest rate caps or floors that it does not own. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest equal to the difference of the index and the predetermined rate on a notional principal amount (the reference amount with respect to which interest obligations are determined although no actual exchange of principal occurs) from the party selling such interest rate cap. The purchase of an interest rate floor entities the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest at the difference of the index and the predetermined rate on a notional principal amount from the party selling such interest rate floor. The Fund will not enter into caps or floors if, on a net basis, the aggregate notional principal amount with respect to such agreements exceeds the net assets of the Fund.

     Typically, the parties with which the Fund will enter into interest rate transactions will be broker-dealers and other financial institutions. The Fund will not enter into any interest rate swap, cap or floor transaction unless the unsecured senior debt or the claims-paying ability of the other party thereto is rated investment grade quality by at least one nationally recognized statistical rating organization at the time of entering into such transaction or whose creditworthiness is believed by the Investment Adviser to be equivalent to such rating. If there is a default by the other party to such a transaction, the Fund will have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with other similar instruments traded in the interbank market. Caps and floors, however, are more recent innovations and are less liquid than swaps. Certain Federal income tax requirements may limit the Fund's ability to engage in certain interest rate transactions. Gains from transactions in interest rate swaps distributed to shareholders will be taxable as ordinary income or, in certain circumstances, as long-term capital gains to shareholders. See "Taxes."

     Call Options on Portfolio Securities. The Fund may purchase call options on any of the types of securities in which it may invest. A purchased call option gives the Fund the right to buy, and obligates the seller to sell, the underlying security at the exercise price at any time during the option period. The Fund also is authorized to write (i.e., sell) covered call options on the securities in which it may invest and to enter into closing purchase transactions with respect to certain of such options. A covered call option is an option where the Fund, in return for a premium, gives another party a right to buy specified securities owned by the Fund at a specified future date and price set at the time of the contract. The principal reason for writing call options is an attempt to realize, through the receipt of premiums, a greater return than would be realized on the securities alone. By writing covered call options, the Fund gives up the opportunity, while the option is in effect, to profit from any price increase in the underlying security above the option exercise price. In addition, the Fund's ability to sell the underlying security will be limited while the option is in effect unless the Fund effects a closing purchase transaction. A closing purchase transaction cancels out the Fund's position as the writer of an option by means of an offsetting purchase of an identical option prior to the expiration of the option it has written. Covered call options also serve as a partial hedge against the price of the underlying security declining. The Fund may also purchase and sell call options on indices. Index options are similar to options on securities except that, rather than taking or making delivery of securities underlying the option at a specified price upon exercise, an index option gives the holder the right to receive cash upon exercise of the option if the level of the index upon which the option is based is greater than the exercise price of the option.

     Put Options on Portfolio Securities. The Fund is authorized to purchase put options to hedge against a decline in the value of its securities. By buying a put option, the Fund has a right to sell the underlying security at the exercise price, thus limiting the Fund's risk of loss through a decline in the market value of the security until the put option expires. The amount of any appreciation in the value of the underlying security will be partially offset by the amount of the premium paid for the put option and any related transaction costs. Prior to its expiration, a put option may be sold in a closing sale transaction and profit or loss from the sale will depend on whether the amount received is more or less than the premium paid for the put option plus the related transaction costs. A closing sale transaction cancels out the Fund's position as the purchaser of an option by means of an offsetting sale of an identical option prior to the expiration of the option it has purchased. The Fund also has authority to write (i.e., sell) put options on the types of securities which may be held by the Fund, provided that such put options are covered, meaning that such options are secured by segregated, liquid instruments. The Fund will receive a premium for writing a put option, which increases the Fund's return. The Fund will not sell puts if, as a result, more than 50% of the Fund's assets would be required to cover its potential obligations under its hedging and other investment transactions. The Fund may purchase and sell put options on indices. Index options are similar to options on securities except that, rather than taking or making delivery of securities underlying the option at a specified price upon exercise, an index option gives the holder the right to receive cash upon exercise of the option if the level of the index upon which the option is based is less than the exercise price of the option.

     Financial Futures and Options Thereon. The Fund is authorized to engage in transactions in financial futures contracts ("futures contracts") and related options on such futures contracts either as a hedge against adverse changes in the market value of its portfolio securities and interest rates or to enhance the Fund's income. A futures contract is an agreement between two parties which obligates the purchaser of the futures contract to buy and the seller of a futures contract to sell a security for a set price on a future date or, in the case of an index futures contract, to make and accept a cash settlement based upon the difference in value of the index between the time the contract was entered into and the time of its settlement. A majority of transactions in futures contracts, however, do not result in the actual delivery of the underlying instrument or cash settlement, but are settled through liquidation, i.e., by entering into an offsetting transaction. Futures contracts have been designed by boards of trade which have been designated "contract markets" by the Commodities Futures Trading Commission ("CFTC"). Transactions by the Fund in futures contracts and financial futures are subject to limitations as described below under "Restrictions on the Use of Futures Transactions."

     The Fund may sell financial futures contracts in anticipation of an increase in the general level of interest rates. Generally, as interest rates rise, the market values of securities which may be held by the Fund will fall, thus reducing the net asset value of the Fund. However, as interest rates rise, the value of the Fund's short position in the futures contract will also tend to increase, thus offsetting all or a portion of the depreciation in the market value of the Fund's investments which are being hedged. While the Fund will incur commission expenses in selling and closing out futures positions, these commissions are generally less than the transaction expenses which the Fund would have incurred had the Fund sold portfolio securities in order to reduce its exposure to increases in interest rates. The Fund also may purchase financial futures contracts in anticipation of a decline in interest rates when it is not fully invested in a particular market in which it intends to make investments to gain market exposure that may in part or entirely offset an increase in the cost of securities it intends to purchase. It is anticipated that, in a substantial majority of these transactions, the Fund will purchase securities upon termination of the futures contract.

     The Fund also has authority to purchase and write call and put options on futures contracts. Generally, these strategies are utilized under the same market and market sector conditions (i.e., conditions relating to specific types of investments) in which the Fund enters into futures transactions. The Fund may purchase put options or write call options on futures contracts rather than selling the underlying futures contract in anticipation of a decrease in the market value of securities or an increase in interest rates. Similarly, the Fund may purchase call options, or write put options on futures contracts, as a substitute for the purchase of such futures to hedge against the increased cost resulting from an increase in the market value or a decline in interest rates of securities which the Fund intends to purchase.

     The Fund may engage in options and futures transactions on exchanges and options in the over-the-counter markets ("OTC options"). In general, exchange-traded contracts are third-party contracts (i.e., performance of the parties' obligation is guaranteed by an exchange or clearing corporation) with standardized strike prices and expiration dates. OTC options transactions are two-party contracts with price and terms negotiated by the buyer and seller. See "Restrictions on OTC Options" below for information as to restrictions on the use of OTC options.

     Restrictions on the Use of Futures Transactions. Under regulations of the CFTC, the futures trading activity described herein will not result in the Fund being deemed a "commodity pool," as defined under such regulations, provided that the Fund adheres to certain restrictions. In particular, the Fund may purchase and sell futures contracts and options thereon (i) for bona fide hedging purposes, and (ii) for non-hedging purposes, if the aggregate initial margin and premiums required to establish positions in such contracts and options does not exceed 5% of the liquidation value of the Fund's portfolio, after taking into account unrealized profits and unrealized losses on any such contracts and options. Margin deposits may consist of cash or securities acceptable to the broker and the relevant contract market.

     When the Fund purchases a futures contract or writes a put option or purchases a call option thereon, an amount of cash or liquid instruments will be deposited in a segregated account with the Fund's custodian so that the amount so segregated, plus the amount of variation margin held in the account of its broker, equals the market value of the futures contract, thereby ensuring that the use of such futures is unleveraged.

     An order has been obtained from the Securities and Exchange Commission (the "Commission") which exempts the Fund from certain provisions of the Investment Company Act in connection with transactions involving futures contracts and options thereon.

     Restrictions on OTC Options. The Fund will engage in transactions in OTC options only with banks or dealers which have capital of at least $50 million or whose obligations are guaranteed by an entity having capital of at least $50 million. OTC options and assets used to cover OTC options written by the Fund are considered by the staff of the Commission to be illiquid. The illiquidity of such options or assets may prevent a successful sale of such options or assets, result in a delay of sale, or reduce the amount of proceeds that might otherwise be realized.

     Risk Factors in Interest Rate Transactions and Options and Futures Transactions. The use of interest rate transactions is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Interest rate transactions involve the risk of an imperfect correlation between the index used in the hedging transaction and that pertaining to the securities which are the subject of such transaction. If the Investment Adviser is incorrect in its forecasts of market values, interest rates and other applicable factors, the investment performance of the Fund would diminish compared with what it would have been if these investment techniques were not used. In addition, interest rate transactions that may be entered into by the Fund do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that the Fund is contractually obligated to make. If the security underlying an interest rate swap is prepaid and the Fund continues to be obligated to make payments to the other party to the swap, the Fund would have to make such payments from another source. If the other party to an interest rate swap defaults, the Fund's risk of loss consists of the net amount of interest payments that the Fund contractually is entitled to receive. In the case of a purchase by the Fund of an interest rate cap or floor, the amount of loss is limited to the fee paid. Since interest rate transactions are individually negotiated, the Investment Adviser expects to achieve an acceptable degree of correlation between the Fund's rights to receive interest on securities and its rights and obligations to receive and pay interest pursuant to interest rate swaps.

     Utilization of options and futures transactions to hedge the portfolio involves the risk of imperfect correlation in movements in the price of options and futures and movements in the prices of the securities which are the subject of the hedge. If the price of the options or futures moves more or less than the price of the subject of the hedge, the Fund will experience a gain or loss which will not be completely offset by movements in the price of the subject of the hedge. This risk particularly applies to the Fund's use of futures and options thereon since it will generally use such instruments as a so called "cross-hedge," which means that the security that is the subject of the futures contract is different from the security being hedged by the contract.

     Prior to exercise or expiration, an exchange-traded option position can only be terminated by entering into a closing purchase or sale transaction. This requires a secondary market on an exchange for call or put options of the same series. The Fund intends to enter into options and futures transactions, on an exchange or in the over-the-counter market, only if there appears to be a liquid secondary market for such options or futures. However, there can be no assurance that a liquid secondary market will exist at any specific time. Thus, it may not be possible to close an options or futures position. The inability to close options and futures positions also could have an adverse impact on the Fund's ability to effectively hedge its portfolio. There is also the risk of loss by the Fund of margin deposits or collateral in the event of bankruptcy of a broker with whom the Fund has an open position in an option, a futures contract or an option related to a futures contract.

                       ADDITIONAL LEVERAGE CONSIDERATIONS

     The concept of leveraging is based on the premise that the cost of the assets to be obtained from leverage will be based on short-term rates which normally will be lower than the return earned by the Fund on its longer term portfolio investments. Since the total assets of the Fund (including the assets obtained from leverage) will be invested in higher yielding portfolio investments or portfolio investments with the potential for capital appreciation, the holders of Common Stock will be the beneficiaries of the incremental return. Should the differential between the return on the underlying assets and the cost of leverage narrow, the incremental return "pick up" will be reduced. Furthermore, if long term rates rise, the Common Stock net asset value will reflect the decline in the value of portfolio holdings resulting therefrom.

     Capital raised through leverage will be subject to interest costs or dividend payments which may or may not exceed the income and appreciation on the assets purchased. The Fund also may be required to maintain minimum average balances in connection with borrowings or to pay a commitment or other fee to maintain a line of credit. Either of these requirements will increase the cost of borrowing over the stated interest rate. The issuance of preferred stock involves offering expenses and other costs and may limit the Fund's freedom to pay dividends on shares of Common Stock or to engage in other activities. Borrowings and the issuance of preferred stock having priority over the Fund's Common Stock create an opportunity for greater return per share of Common Stock, but at the same time such borrowing or issuance of preferred stock is a speculative technique in that it will increase the Fund's exposure to capital risk. Such risks may be reduced through the use of borrowings and preferred stock that have floating rates of interest. Unless the income and appreciation, if any, on assets acquired with borrowed funds or offering proceeds exceeds the cost of borrowing or issuing additional classes of securities, the use of leverage will diminish the investment performance of the Fund compared with what it would have been without leverage.

     Certain types of borrowings may result in the Fund being subject to covenants in credit agreements relating to asset coverage and portfolio composition requirements. The Fund may be subject to certain restrictions on investments imposed by guidelines of one or more nationally recognized statistical rating organizations which may issue ratings for the short-term corporate debt securities or preferred stock. These guidelines may impose asset coverage or portfolio composition requirements that are more stringent than those imposed by the Investment Company Act. It is not anticipated that these covenants or guidelines will impede the Investment Adviser from managing the Fund's portfolio in accordance with the Fund's investment objectives and policies.

     Under the Investment Company Act, the Fund is not permitted to incur indebtedness unless immediately after such incurrence the Fund has an asset coverage of 300% of the aggregate outstanding principal balance of indebtedness (i.e., such indebtedness may not exceed 33 1/3% of the Fund's total assets). Additionally, under the Investment Company Act the Fund may not declare any dividend or other distribution upon any class of its capital stock, or purchase any such capital stock, unless the aggregate indebtedness of the Fund has, at the time of the declaration of any such dividend or distribution or at the time of any such purchase, an asset coverage of at least 300% after deducting the amount of such dividend, distribution, or purchase price, as the case may be. Under the Investment Company Act, the Fund is not permitted to issue shares of preferred stock unless immediately after such issuance the net asset value of the Fund's portfolio is at least 200% of the liquidation value of the outstanding preferred stock (i.e., such liquidation value may not exceed 50% of the Fund's total assets). In addition, the Fund is not permitted to declare any cash dividend or other distribution on its Common Stock unless, at the time of such declaration, the net asset value of the Fund's portfolio (determined after deducting the amount of such dividend or distribution) is a least 200% of such liquidation value. In the event shares of preferred stock are issued, the Fund intends, to the extent possible, to purchase or redeem shares of preferred stock from time to time to maintain coverage of any preferred stock of at least 200%.


     The Fund's willingness to borrow money and issue new securities for investment purposes, and the amount it will borrow or issue, will depend on many factors, the most important of which are investment outlook, market conditions and interest rates. Successful use of a leveraging strategy depends on the Investment Adviser's ability to predict correctly interest rates and market movements, and there is no assurance that a leveraging strategy will be successful during any period in which it is employed.

     Assuming the utilization of leverage by borrowings in the amount of approximately 33 1/3% of the Fund's total assets, and an annual interest rate of
  % payable on such leverage based on market rates as of the date of this Prospectus, the annual return that the Fund's portfolio must experience (net of
expenses) in order to cover such interest payments would be   %.


     The following table is designed to illustrate the effect on the return to a holder of the Fund's Common Stock of the leverage obtained by borrowings (including reverse repurchase agreements) in the amount of approximately 33 1/3% of the Fund's total assets, assuming hypothetical annual returns of the Fund's portfolio of -10% to +10%. As the table shows, leverage generally increases the return to stockholders when portfolio return is positive and greater than the cost of leverage and decreases the return when the portfolio return is negative or less than the cost of leverage. The figures appearing in the table are hypothetical and actual returns may be greater or less than those appearing in the table.


Assumed Portfolio Return (net of expenses)......  (10)%   (5)%    0%     5%    10%
Corresponding Common Stock Return...............    ()%    ()%    ()%     %      %


     Until the Fund borrows or issues shares of preferred stock, the Fund's Common Stock will not be leveraged, and the risks and special considerations related to leverage described in this Prospectus will not apply. Such leveraging of the Common Stock cannot be fully achieved until the proceeds resulting from the use of leverage have been invested in longer-term debt instruments in accordance with the Fund's investment objectives and policies.


                            INVESTMENT RESTRICTIONS

     The following are fundamental investment restrictions of the Fund and may not be changed without the approval of the holders of a majority of the Fund's outstanding shares of Common Stock (which for this purpose and under the Investment Company Act means the lesser of (i) 67% of the shares of Common Stock represented at a meeting at which more than 50% of the outstanding shares of Common Stock are represented or (ii) more than 50% of the outstanding shares). If the Fund issues preferred stock, the following investment restrictions may not be changed without the approval of a majority of the outstanding shares of Common Stock and of the preferred stock, voting together as a class, and the approval of a majority of the outstanding shares of preferred stock, voting separately by class. The Fund may not:

          1. Make investments for the purpose of exercising control or management.

          2. Purchase or sell real estate, commodities or commodity contracts; provided that the Fund may invest in securities secured by real estate or interests therein or issued by companies that invest in real estate or interests therein, and the Fund may purchase and sell financial futures contracts and options thereon.

          3.  Issue senior securities or borrow money except as permitted by
     Section 18 of the Investment Company Act.

          4. Underwrite securities of other issuers except insofar as the Fund may be deemed an underwriter under the Securities Act of 1933, as amended, in selling portfolio securities.

          5. Make loans to other persons, except (i) to the extent that the Fund may be deemed to be making loans by purchasing Corporate Loans, as a Co-Lender or otherwise, and other debt securities and entering into repurchase agreements in accordance with its investment objectives, policies and limitations, and (ii) the Fund may lend its portfolio securities in an amount not in excess of 33 1/3% of its total assets, taken at market value, provided that such loans shall be made in accordance with the guidelines set forth in this Prospectus.

          6. Invest more than 25% of its total assets in the securities of issuers in any one industry; provided that this limitation shall not apply with respect to obligations issued or guaranteed by the U.S. Government or by its agencies or instrumentalities; and provided further that to the extent that the Fund invests in Corporate Loans the Fund may invest more than 25% and may invest up to 100% of its assets in securities of issuers in the industry group consisting of financial institutions and their holding companies, including commercial banks, thrift institutions, insurance companies and finance companies. For purposes of this restriction, the term "Issuer" includes the Borrower, the Agent Bank and any Intermediate Participant (as defined under "Investment Objectives and Policies").

     Additional investment restrictions adopted by the Fund, which may be changed by the Board of Directors, provide that the Fund may not:

          a. Purchase securities of other investment companies, except to the extent that such purchases are permitted by applicable law. Applicable law currently prohibits the Fund from purchasing the securities of other investment companies except if immediately thereafter not more than (i) 3% of the total outstanding voting stock of such company is owned by the Fund,
     (ii) 5% of the Fund's total assets, taken at market value, would be invested in any one such company, (iii) 10% of the Fund's total assets, taken at market value, would be invested in such securities, and (iv) the Fund, together with other investment companies having the same investment adviser and companies controlled by such companies, owns not more than 10% of the total outstanding stock of any one closed-end investment company.

          b. Mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any securities owned or held by the Fund except as may be necessary in connection with borrowings mentioned in investment restriction (3) above or except as may be necessary in connection with transactions in futures contracts and options thereon.

          c. Purchase any securities on margin, except that the Fund may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities (the deposit or payment by the Fund of initial or variation margin in connection with futures contracts and options thereon is not considered the purchase of a security on margin).

          d. Make short sales of securities or maintain a short position except as described under "Other Investment Policies -- Short Sales" herein, or invest in put, call, straddle or spread options, except that the Fund may write, purchase and sell options and futures on portfolio securities and related indices or otherwise in connection with bona fide hedging activities.

     If a percentage restriction on investment policies or the investment or use of assets set forth above is adhered to at the time a transaction is effected, later changes in percentage resulting from changing values will not be considered a violation.

     Because of the affiliation of Merrill Lynch with the Investment Adviser, the Fund is prohibited from engaging in certain transactions involving Merrill Lynch except pursuant to an exemptive order or otherwise in compliance with the provisions of the Investment Company Act and the rules and regulations thereunder. Included among such restricted transactions will be purchases from or sales to Merrill Lynch of securities in transactions in which it acts as principal. See "Portfolio Transactions."

     Non-Diversified Status. The Fund is classified as non-diversified within the meaning of the Investment Company Act, which means that the Fund is not limited by such Act in the proportion of its assets that it may invest in securities of a single issuer. However, the Fund's investments will be limited so as to qualify the Fund as a "regulated investment company" for purposes of the Internal Revenue Code of 1986, amended (the "Code"). See "Taxes." To qualify, among, among other requirements, the Fund will limit its investments so that, at the close of each quarter of the taxable year, (i) not more than 25% of the market value of its total assets will be invested in the securities (other than U.S. Government securities) of a single issuer and (ii) with respect to 50% of the market value of its total assets, not more than 5% of the market value of its total assets will be invested in the securities (other than U.S. Government securities) of a single issuer. A fund which elects to be classified as "diversified" under the Investment Company Act must satisfy the foregoing 5% requirement with respect to 75% of its total assets. To the extent that the Fund assumes large positions in the securities of a small number of issuers, the Fund's yield may fluctuate to a greater extent than that of a diversified company as a result of changes in an issuer's financial condition or in the market's assessment of the issuers.

     Procedures to Block Use of Inside Information. The Fund has established procedures for blocking the use of inside information in securities transactions (commonly referred to as "Chinese Wall procedures"). As a result, the Fund's purchase of a security in a private placement may deprive the Fund of investment in certain publicly traded securities of the same issuer and the Fund's purchase of a publicly traded security may deprive the Fund of the opportunity to purchase certain privately placed securities of the same issuer. Also, in relation to other funds managed by the same portfolio manager as the Fund, if one fund buys a security that is publicly traded or privately placed, respectively, the other fund may be deprived of the opportunity to buy a security of the same issuer that is privately placed or publicly traded, respectively.

                             DIRECTORS AND OFFICERS

     Information about the Directors, executive officers and the portfolio manager of the Fund, including their ages and their principal occupations during the last five years is set forth below. Unless otherwise noted, the address of each Director, executive officer and the portfolio manager is 800 Scudders Mill Road, Plainsboro, New Jersey 08536.

     ARTHUR ZEIKEL (65) -- President and Director(1)(2) -- Chairman of the Investment Adviser and MLAM (which terms, as used herein, include their corporate predecessors) since 1997; President of the Investment Adviser and MLAM from 1977 to 1997; Chairman of Princeton Services, Inc. ("Princeton Services") since 1997, Director since 1993 and President from 1993 to 1997; Executive Vice President of ML & Co. since 1990.

                [Additional Directors To Be Added by Amendment]

     TERRY K. GLENN (57) -- Executive Vice President(1)(2) -- Executive Vice President of the Investment Adviser and MLAM since 1983; Executive Vice President and Director of Princeton Services since 1993; President of Merrill Lynch Funds Distributor, Inc. ("MLFD") since 1986 and Director thereof since 1991; President of Princeton Administrators, L.P. since 1988.

     JOSEPH T. MONAGLE, JR. (49) -- Senior Vice President(1)(2) -- Senior Vice President of the Investment Adviser and MLAM since 1990; Department Head of the Global Fixed Income Division of the Investment Adviser and MLAM since 1997; Senior Vice President of Princeton Services since 1993.

     R. DOUGLAS HENDERSON (40) -- Senior Vice President and Portfolio Manager
(1)(2) -- First Vice President of MLAM since 1997; Vice President of MLAM from 1989 to 1997.

     PAOLO VALLE (40) -- Senior Vice President and Portfolio Manager
(1)(2) -- First Vice President of MLAM since 1997; Senior Portfolio Manager of MLAM since 1992; Vice President of MLAM from 1992 to 1997.

     DONALD C. BURKE (37) -- Vice President (1)(2) -- First Vice President of MLAM since 1997; Vice President of MLAM from 1990 to 1997; Director of Taxation of MLAM since 1990.

     GERALD M. RICHARD (48) -- Treasurer (1)(2) -- Senior Vice President and Treasurer of the Investment Adviser and MLAM since 1984; Senior Vice President and Treasurer of Princeton Services since 1993; Vice President of MLFD since 1981 and Treasurer since 1984.

     PATRICK D. SWEENEY (44) -- Secretary (1)(2) -- First Vice President of MLAM since 1997; Vice President of MLAM from 1990 to 1997.
---------------
(1) Interested person, as defined in the Investment Company Act, of the Fund.

(2) Such Director or officer is a director, trustee or officer of one or more other investment companies for which the Investment Adviser, MLAM or their affiliates act as investment adviser.

     In the event that the Fund issues preferred stock, in connection with the election of the Fund's Directors, holders of shares of preferred stock, voting as a separate class, will be entitled to elect two of the Fund's Directors, and the remaining Directors will be elected by all holders of capital stock, voting as a single class. See "Description of Capital Stock."

     The Fund pays each Director not affiliated with the Investment Adviser
(each a "non-affiliated Director") an annual fee of $     plus $   per meeting
attended, together with such Director's actual out-of-pocket expenses relating to attendance at meetings. The Fund also compensates members of its audit committee, which consists of all of the non-affiliated Directors, an annual fee
of $   per year plus $   per Committee meeting attended.

     The following table sets forth compensation to be paid by the Fund to the non-affiliated Directors projected through the end of the Fund's first full fiscal year and for the calendar year ended December 31,

1997 the aggregate compensation paid by all investment companies advised by the Investment Adviser, MLAM and their affiliates ("FAM/MLAM Advised Funds") to the non-affiliated Directors.


                                                                             TOTAL COMPENSATION
                                                          PENSION OR           FROM FUND AND
                                     AGGREGATE        RETIREMENT BENEFITS         FAM/MLAM
                                 COMPENSATION FROM    ACCRUED AS PART OF     ADVISED FUNDS PAID
      NAME OF DIRECTOR                 FUND              FUND EXPENSE           TO DIRECTORS
-----------------------------    -----------------    -------------------    ------------------
[To Be Completed by Amendment]


---------------

(1) The Directors serve on the boards of FAM/MLAM Advised Funds as follows:



[To Be Completed by Amendment]


                INVESTMENT ADVISORY AND MANAGEMENT ARRANGEMENTS


     The Investment Adviser is an affiliate of MLAM, which is owned and controlled by ML & Co. The Investment Adviser will provide the Fund with investment advisory and management services. The Asset Management Group of ML & Co (which includes the Investment Adviser) acts as the investment adviser for over 100 other registered investment companies and offers portfolio management services to individual and institutional accounts. As of March, 1998, the Asset Management Group had a total of approximately $488 billion in investment company and other portfolio assets under management. This amount includes assets managed for certain affiliates of the Investment Adviser. The principal business address of the Investment Adviser is 800 Scudders Mill Road, Plainsboro, New Jersey 08536.


     The Investment Advisory Agreement with the Investment Adviser (the "Investment Advisory Agreement") provides that, subject to the supervision of the Board of Directors of the Fund, the Investment Adviser is responsible for the actual management of the Fund's portfolio. The responsibility for making decisions to buy, sell or hold a particular security rests with the Investment Adviser, subject to review by the Board of Directors.

     The Investment Adviser provides the portfolio management for the Fund. Such portfolio management will consider analyses from various sources (including brokerage firms with which the Fund does business), make the necessary investment decisions, and place orders for transactions accordingly. The Investment Adviser will also be responsible for the performance of certain administrative and management services for the Fund. R. Douglas Henderson and Paolo Valle are the portfolio managers for the Fund and are primarily responsible for the Fund's day-to-day management.

     For the services provided by the Investment Adviser under the Investment Advisory Agreement, the Fund will pay a monthly fee at the annual rate of 0.80 of 1% of the Fund's average weekly net assets ("average weekly net assets" means the average weekly value of the total assets of the Fund, including proceeds from the issuance of preferred stock, minus the sum of (i) accrued liabilities of the Fund, (ii) any accrued and unpaid interest on outstanding borrowings and
(iii) accumulated dividends on shares of preferred stock). For purposes of this calculation, average weekly net assets is determined at the end of each month on the basis of the average net assets of the Fund for each week during the month. The assets for each weekly period are determined by averaging the net assets at the last business day of a week with the net assets at the last business day of the prior week.

     The Investment Advisory Agreement obligates the Investment Adviser to provide investment advisory services and to pay all compensation of and furnish office space for officers and employees of the Fund connected with investment and economic research, trading and investment management of the Fund, as well as the compensation of all Directors of the Fund who are affiliated persons of the Investment Adviser or any of its affiliates. The Fund pays all other expenses incurred in the operation of the Fund, including, among other things, expenses for legal and auditing services, taxes, listing fees, costs of printing proxies, stock certificates and shareholder reports, charges of the custodian and the transfer agent, dividend disbursing agent and registrar, Securities and Exchange Commission fees, fees and expenses of unaffiliated Directors, accounting and pricing costs, insurance, interest, brokerage costs, litigation and other extraordinary or non-recurring expenses, mailing and other expenses properly payable by the Fund. Accounting services are provided to the Fund by the Investment Adviser, and the Fund reimburses the Investment Adviser, for its costs in connection with such services.

     Securities held by the Fund also may be held by or be appropriate investments for other funds for which the Investment Adviser or MLAM acts as an adviser or by investment advisory clients of MLAM. Because of different investment objectives or other factors, a particular security may be bought for one or more clients when one or more clients are selling the same security. If purchases or sales or securities for the Fund or other funds for which the Investment Adviser or MLAM acts as investment adviser or for their advisory clients arise for consideration at or about the same time, transactions in such securities will be made, insofar as feasible, for the respective funds and clients in a manner deemed equitable to all. To the extent that transactions on behalf of more than one client of the Investment Adviser or MLAM during the same period may increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price.

     Unless earlier terminated as described below, the Investment Advisory Agreement will remain in effect for a period of two years from the date of execution and will remain in effect from year to year thereafter if approved annually (a) by the Board of Directors of the Fund or by a majority of the outstanding shares of the Fund and (b) by a majority of the Directors who are not parties to such contract or interested persons (as defined in the Investment Company Act) of any such party. Such contract is not assignable and may be terminated without penalty on 60 days' written notice at the option of either party thereto or by the vote of the shareholders of the Fund.

CODE OF ETHICS

     The Board of Directors of the Fund has adopted a Code of Ethics pursuant to Rule 17j-1 under the Investment Company Act that incorporates the Code of Ethics of the Investment Adviser (together, the "Codes"). The Codes significantly restrict the personal investing activities of all employees of the Investment Adviser and, as described below, impose additional, more onerous, restrictions on Fund investment personnel.

     The Codes require that all employees of the Investment Adviser preclear any personal securities investment (with limited exceptions, such as U.S. Government securities). The preclearance requirement and associated procedures are designed to identify any substantive prohibition or limitation applicable to the proposed investment. The substantive restrictions applicable to all employees of the Investment Adviser include a ban on acquiring any securities in a "hot" initial public offering and a prohibition from profiting on short-term trading securities. In addition, no employee may purchase or sell any security that at the time is being purchased or sold (as the case may be), or to the knowledge of the employee is being considered for purchase or sale, by any fund advised by the Investment Adviser. Furthermore, the Codes provide for trading "blackout periods" that prohibit trading by investment personnel of the Fund within periods of trading by the Fund in the same (or equivalent) security (15 or 30 days depending upon the transaction).

                             PORTFOLIO TRANSACTIONS

     Subject to policies established by the Board of Directors of the Fund, the Investment Adviser is primarily responsible for the execution of the Fund's portfolio transactions. In executing such transactions, the Investment Adviser seeks to obtain the best results for the Fund, taking into account such factors as price (including the applicable fee, commission or spread), size of order, difficulty of execution and operational facilities of the firm involved, the firm's risk in positioning a block of securities and the provision of supplemental investment research by the firm. While the Investment Adviser generally seeks reasonably competitive fees, commissions or spreads, the Fund does not necessarily pay the lowest fee, commission or spread available.

     The Fund has no obligation to deal with any broker or dealer in execution of transactions in portfolio securities. Subject to obtaining the best price and execution, securities firms which provided supplemental investment research to the Investment Adviser, including Merrill Lynch, may receive orders for transactions by the Fund. Information so received will be in addition to and not in lieu of the services required to be performed by the Investment Adviser under the Investment Advisory Agreement and the expenses of the Investment Adviser will not necessarily be reduced as a result of the receipt of such supplemental information.

     The Fund will purchase Corporate Loans in individually negotiated transactions with commercial banks, thrifts, insurance companies, finance companies and other financial institutions. In selecting such financial institutions, the Investment Adviser may consider, among other factors, the financial strength, professional ability, level of service and research capability of the institution. See "Investment Objectives and Policies -- Description of Corporate Loans." While such financial institutions generally are not required to repurchase Corporate Loans which they have sold, they may act as principal or on an agency basis in connection with the Fund's disposition of Corporate Loans.

     Other securities in which the Fund may invest, such as publicly traded corporate bonds and notes, are traded primarily in the over-the-counter markets, and the Fund intends to deal directly with the dealers who make markets in the securities involved, except in those circumstances where better prices and execution are available elsewhere. Under the Investment Company Act, except as permitted by exemptive order, persons affiliated with the Fund are prohibited from dealing with the Fund as principal in the purchase and sale of securities. Since transactions in the over-the-counter market usually involve transactions with dealers acting as principal for their own account, the Fund will not deal with affiliated persons, including Merrill Lynch and its affiliates, in connection with such transactions. In addition, the Fund may not purchase securities for the Fund during the existence of any underwriting syndicate of which Merrill Lynch is a member or in a private placement in which Merrill Lynch serves as a placement agent except pursuant to procedures approved by the Board of Directors of the Fund which comply with rules adopted by the Commission or with interpretations of the Commission staff. An affiliated person of the Fund may serve as its broker in over-the-counter transactions conducted on an agency basis.

PORTFOLIO TURNOVER

     Generally, the Fund does not purchase securities for short-term trading profits. However, the Fund may dispose of securities without regard to the time they have been held when such actions for defensive or other reasons, appear advisable to the Investment Adviser. While it is not possible to predict turnover rates with any certainty, at present it is anticipated that the Fund's annual portfolio turnover rate, under normal circumstances, will be less than 100%. (The portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the particular fiscal year by the monthly average of the value of the portfolio securities owned by the Fund during the particular fiscal year. For purposes of determining this rate, all securities whose maturities at the time of acquisition are one year or less are excluded.)

                          DIVIDENDS AND DISTRIBUTIONS

     The Fund intends to distribute dividends of substantially all of its net investment income monthly. All net realized capital gains, if any, will be distributed to the Fund's shareholders at least annually.

     Under the Investment Company Act, the Fund is not permitted to incur indebtedness unless immediately after such incurrence the Fund has an asset coverage of 300% of the aggregate outstanding principal balance of indebtedness. Additionally, under the Investment Company Act, the Fund may not declare any dividend or other distribution upon any class of its capital stock, or purchase any such capital stock, unless the aggregate indebtedness of the Fund has, at the time of the declaration of any such dividend or distribution or at the time of any such purchase, an asset coverage of at least 300% after deducting the amount of such dividend, distribution, or purchase price, as the case may be. While any shares of preferred stock are outstanding, the Fund may not declare any cash dividend or other distribution on its Common Stock, unless at the time of such declaration, (i) all accumulated preferred stock dividends have been paid and (ii) the net asset value of the Fund's portfolio (determined after deducting the amount of such dividend or other distribution) is at least 200% of the liquidation value of the outstanding preferred stock (expected to be equal to original purchase price per share plus any accumulated and unpaid dividends thereon). In addition to the limitations imposed by the Investment Company Act described in this paragraph, certain lenders may impose additional restrictions on the payment of dividends or distributions on the Fund's Common Stock in the event of a default on the Fund's borrowings. Any limitation on the Fund's ability to make distributions on its Common Stock could under certain circumstances impair the ability of the Fund to maintain its qualification for taxation as a regulated investment company. See "Additional Leverage Considerations" and "Taxes." See "Automatic Dividend Reinvestment Plan" for information concerning the matter in which dividends and distributions to holders of Common Stock may be automatically reinvested in shares of Common Stock of the Fund. Dividends and distributions will be taxable to shareholders whether they are reinvested in shares of the Fund or received in cash. The Fund expects that it will commence paying dividends within 90 days of the date of this Prospectus.

                                     TAXES

GENERAL

     The Fund intends to elect and to qualify for the special tax treatment afforded regulated investment companies ("RICs") under the Code. As long as it so qualifies, in any taxable year in which it distributes at least 90% of its net income (see below), the Fund (but not its shareholders) will not be subject to Federal income tax to the extent that it distributes its net investment income and net realized capital gains. The Fund intends to distribute substantially all of such income.

     Dividends paid by the Fund from its ordinary income or from an excess of net short-term capital gains over net long-term capital losses (together referred to hereafter as "ordinary income dividends") are taxable to shareholders as ordinary income. Distributions made from an excess of net long-term capital gains over net short-term capital losses (including gains or losses from certain transactions in swaps, futures and options) ("capital gain dividends") are taxable to shareholders as long-term capital gains, regardless of the length of time the shareholder has owned Fund shares. Any loss upon the sale or exchange of Fund shares held for six months or less will be treated as long-term capital loss to the extent of any capital gain dividends received by the shareholder. Distributions in excess of the Fund's earnings and profits will first reduce the adjusted tax basis of a holder's shares and, after such adjusted tax basis is reduced to zero, will constitute capital gains to such holder (assuming the shares are held as a capital asset). Recent legislation creates additional categories of capital gains taxable at different rates. Generally not later than 60 days after the close of its taxable year, the Fund will provide its shareholders with a written notice designating the amounts of any ordinary income dividends or capital gain dividends (including the amount of capital gain dividends in the different categories of capital gain referred to above), as well as any dividends eligible for the dividends received deduction.

     Dividends are taxable to shareholders even though they are reinvested in additional shares of the Fund. Distributions attributable to any dividend income carried by the Fund will be eligible for the dividends received deduction allowed to corporations under the Code, if certain requirements are met. If the Fund pays a dividend in January which was declared in the previous October, November or December to shareholders of record on a specified date in one of such months, then such dividend will be treated for tax purposes as being paid by the Fund and received by its shareholders on December 31 of the year in which the dividend was declared.

     The Internal Revenue Service (the "Service") has taken the position in a revenue ruling that if a RIC has more than one class of shares, it may designate distributions made to each class in any year as consisting of no more than such class's proportionate share of particular types of income, including the different categories of capital gain referred to above. A class's proportionate share of a particular type of income is determined according to the percentage of total dividends paid by the RIC during such year that was paid to such class. Consequently, if both Common Stock and preferred stock are outstanding, the Fund intends to designate distributions made to the classes as consisting of particular types of income in accordance with the classes' proportionate shares of such income. Thus, capital gain dividends including the different categories of capital gain referred to above will be allocated between the holders of Common Stock and preferred stock in proportion to the total dividends paid to each class during the taxable year, or otherwise as required by applicable law.

     If at any time when shares of preferred stock are outstanding the Fund does not meet the asset coverage requirements of the Investment Company Act, the Fund will be required to suspend distributions to holders of Common Stock until the asset coverage is restored. See "Dividends and Distributions." This may prevent the Fund from distributing at least 90% of its net income, and may therefore jeopardize the Fund's qualification for taxation as a RIC or may subject the Fund to the 4% excise tax described below. Upon any failure to meet the asset coverage requirement of the Investment Company Act, the Fund may, in its sole discretion, redeem shares of preferred stock in order to maintain or restore the requisite asset coverage and avoid the adverse consequences to the Fund and its shareholders of failing to qualify as a RIC. There can be no assurance, however, that any such action would achieve these objectives.

     As noted above, the Fund must distribute annually at least 90% of its net investment income. A distribution will only be counted for this purpose if it qualifies for the dividends paid deduction under the Code. Some types of preferred stock that the Fund has the authority to issue may raise an issue as to whether distributions on such preferred stock are "preferential" under the Code and therefore not eligible for the dividends paid deduction. In the event the Fund determines to issue preferred stock, the Fund intends to issue preferred stock that counsel advises will not result in the payment of a preferential dividend and may seek a private letter ruling from the Service to that effect. If the Fund ultimately relies solely on a legal opinion in the event it issues such preferred stock, there is no assurance that the Service would agree that dividends on the preferred stock are not preferential. If the Service successfully disallowed the dividends paid deduction for dividends on the preferred stock, the Fund could be disqualified as a RIC.

     Ordinary income dividends paid to shareholders who are nonresident aliens or non-U.S. entities will be subject to a 30% United States withholding tax under existing provisions of the Code applicable to non-U.S. individuals and entities unless a reduced rate of withholding or a withholding exemption is provided under applicable treaty law. Nonresident shareholders are urged to consult their own tax advisers concerning the applicability of the United States withholding tax.

     Interest income from non-U.S. securities may be subject to withholding taxes imposed by the country in which the issuer is located. The Fund will not be able to pass through to its shareholders foreign tax credits or deductions with respect to these taxes.

     Under certain Code provisions, some shareholders may be subject to a 31% withholding tax on ordinary income dividends, capital gain dividends and redemption payments ("backup withholding"). Generally, shareholders subject to backup withholding will be those for whom no certified taxpayer identification number is on file with the Fund or who, to the Fund's knowledge, have furnished an incorrect number. When establishing an account, an investor must certify under penalty of perjury that such number is correct and that such investor is not otherwise subject to backup withholding.

     The Code requires a RIC to pay a nondeductible 4% excise tax to the extent the RIC does not distribute, during each calendar year, 98% of its ordinary income, determined on a calendar year basis, and 98% of its capital gains, determined, in general, on an October 31 year end, plus certain undistributed amounts from previous years. While the Fund intends to distribute its income and capital gains in the manner necessary to minimize imposition of the 4% excise tax, there can be no assurance that sufficient amounts of the Fund's taxable income and capital gains will be distributed to avoid entirely the imposition of the tax. In such event, the Fund will be liable for the tax only on the amount by which it does not meet the foregoing distribution requirements.

     The Fund will invest in securities rated in the lower rating categories of nationally recognized rating organizations, in unrated securities (together with lower rated securities, "junk bonds") and in high yield Corporate Loans, as previously described. Some of these junk bonds and high yield Corporate Loans may be purchased at a discount and may therefore cause the Fund to accrue and distribute income before amounts due under the obligations are paid. In addition, a portion of the interest payments on such junk bonds and high yield Corporate Loans may be treated as dividends for Federal income tax purposes; in such case, if the issuer of the junk bonds or high yield Corporate Loans is a domestic corporation, dividend payments by the Fund will be eligible for the dividends received deduction to the extent of the deemed dividend portion of such interest payments.

TAX TREATMENT OF OPTIONS AND FUTURES TRANSACTIONS

     The Fund may engage in interest rate transactions, write (i.e., sell) covered call and covered put options on its portfolio securities, purchase call and put options on securities, and engage in transactions in financial futures and related options on such futures. In general, unless an election is available to the Fund or an exception applies, such options and futures contracts that are "Section 1256 contracts" will be "marked to market" for Federal income tax purposes at the end of each taxable year, i.e., each such options or futures contract will be treated as sold for its fair market value on the last day of the taxable year, and any gain or loss attributable to such contracts will be 60% long-term and 40% short-term capital gain or loss. Application of these rules to Section 1256 contracts held by the Fund may alter the timing and character of distributions to shareholders. The mark-to-market rules outlined above, however, will not apply to certain transactions entered into by the Fund solely to reduce the risk of changes in price or interest or currency exchange rates with respect to its investments. The Federal income tax rules governing the taxation of swaps are not entirely clear and may require the Fund to treat payments received under such arrangements as ordinary income and to amortize such payments under certain circumstances. The Fund does not anticipate that its activity in this regard will affect its qualification as a RIC. Code Section 1092, which applies to certain "straddles," may affect the taxation of the Fund's sales of securities and options, futures and swap transactions. Under
Section 1092, the Fund may be required to postpone recognition for tax purposes of losses incurred in certain sales of securities and certain closing transactions in options, futures and swap transactions.

     The foregoing is a general and abbreviated summary of the applicable provisions of the Code and Treasury Regulations presently in effect. For the complete provisions, reference should be made to the pertinent Code sections and the Treasury Regulations promulgated thereunder. The Code and the Treasury Regulations are subject to change by legislative, judicial or administrative action either prospectively or retroactively.

     Ordinary income and capital gain dividends may also be subject to state and local taxes.

     Shareholders are urged to consult their tax advisers regarding specific questions as to Federal, foreign, state or local taxes. Foreign investors should consider applicable foreign taxes in their evaluation of an investment in the Fund.

                      AUTOMATIC DIVIDEND REINVESTMENT PLAN


     Pursuant to the Fund's Automatic Dividend Reinvestment Plan (the "Plan"), unless a shareholder otherwise elects, all dividend and capital gains
distributions will be automatically reinvested by           , as agent for
shareholders in administering the Plan (the "Plan Agent"), in additional shares of Common Stock of the Fund. Shareholders who elect not to participate in the Plan will receive all dividends and distributions in cash paid by check mailed directly to the shareholder of record (or, if the shares are held in street or
other nominee name, then to such nominee) by           , as dividend paying
agent. The Fund is not responsible for any failure of delivery to the shareholder's address of record and no interest will accrue on amounts represented by uncashed dividend or distribution checks. Such participants may elect not to participate in the Plan and to receive all distributions of dividends and capital gains in cash by sending written instructions to
          , as dividend paying agent, at the address set forth below. (Provided that, in the event that a payment on an account maintained at the Transfer Agent would amount to $10.00 or less, a shareholder will not receive such payment in cash and such payment will automatically be reinvested in additional shares). Participation in the Plan is completely voluntary and may be terminated or resumed at any time without penalty by written notice if received by the Plan Agent not less than ten days prior to any dividend record date; otherwise such termination will be effective with respect to any subsequently declared dividend or distribution.


     Whenever the Fund declares an income dividend or capital gains distribution (collectively referred to as "dividends") payable either in shares or in cash, non-participants in the Plan will receive cash, and participants in the Plan will receive the equivalent in shares of Common Stock. The shares will be acquired by the Plan Agent for the participant's account, depending upon the circumstances described below, either (i) through receipt of additional unissued but authorized shares of Common Stock from the Fund ("newly issued shares") or (ii) by purchase of outstanding shares of Common Stock on the
open market ("open-market purchases") on the           Stock Exchange or
elsewhere. If on the payment date for the dividend, the net asset value per share of the Common Stock is equal to or less than the market price per share of the Common Stock plus estimated brokerage commissions (such condition being referred to herein as "market premium"), the Plan Agent will invest the dividend amount in newly issued shares on behalf of the participant. The number of newly issued shares of Common Stock to be credited to the participant's account will be determined by dividing the dollar amount of the dividend by the net asset value per share on the date the shares are issued, provided that the maximum discount from the then current market price per share on the date of issuance may not exceed 5%. If on the dividend payment date the net asset value per share is greater than the market value (such condition being referred to herein as "market discount"), the Plan Agent will invest the dividend amount in shares acquired on behalf of the participant in open-market purchases. Prior to the
time the shares of Common Stock commence trading on the           Stock
Exchange, participants in the Plan will receive any dividends in newly issued shares.

     In the event of a market discount on the dividend payment date, the Plan Agent will have until the last business day before the next date on which the shares trade on an "ex-dividend" basis or in no event more than 30 days after the dividend payment date (the "last purchase date") to invest the dividend amount in shares acquired in open-market purchases. It is contemplated that the Fund will pay monthly income dividends. Therefore, the period during which open-market purchases can be made will exist only from the payment date on the dividend through the date before the next "ex-dividend" date which typically will be approximately ten days. If, before the Plan Agent has completed its open-market purchases, the market price of a share of Common Stock exceeds the net asset value per share, the average per share purchase price paid by the Plan Agent may exceed the net asset value of the Fund's shares, resulting in the acquisition of fewer shares than if the dividend had been paid in newly issued shares on the dividend payment date. Because of the foregoing difficulty with respect to open-market purchases, the Plan provides that if the Plan Agent is unable to invest the full dividend amount in open-market purchases during the purchase period or if the market discount shifts to a market premium during the purchase period, the Plan Agent will cease making open-market purchases and will invest the uninvested portion of the dividend amount in newly issued shares at the close of business on the last purchase date.

     The Plan Agent maintains all shareholders' accounts in the Plan and furnishes written confirmation of all transactions in the account, including information needed by shareholders for tax records. Shares in the account of each Plan participant will be held by the Plan Agent on behalf of the Plan participant, and each shareholder's proxy will include those shares purchased or received pursuant to the Plan. The Plan Agent will forward all proxy solicitation materials to participants and vote proxies for shares held pursuant to the Plan in accordance with the instructions of the participants.

     In the case of shareholders such as banks, brokers or nominees which hold shares for others who are the beneficial owners, the Plan Agent will administer the Plan on the basis of the number of shares certified from time to time by the record shareholders as representing the total amount registered in the record shareholder's name and held for the account of beneficial owners who are to participate in the Plan.

     There will be no brokerage charges with respect to shares issued directly by the Fund as a result of dividends or capital gains distributions payable either in shares or in cash. However, each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent's open-market purchases in connection with the reinvestment of dividends.

     The automatic reinvestment of dividends and distributions will not relieve participants of any Federal, state or local income tax that may be payable (or required to be withheld) on such dividends. See "Taxes."

     Shareholders participating in the Plan may receive benefits not available to shareholders not participating in the Plan. If the market price plus commissions of the Fund's shares is above the net asset value, participants in the Plan will receive shares of the Fund at less than they could otherwise purchase them and will have shares with a cash value greater than the value of any cash distribution they would have received on their shares. If the market price plus commissions is below the net asset value, participants will receive distributions in shares with a net asset value greater than the value of any cash distribution they would have received on their shares. However, there may be insufficient shares available in the market to make distributions in shares at prices below the net asset value. Also, since the Fund does not redeem its shares, the price on resale may be more or less than the net asset value. See "Taxes" for a discussion of tax consequences of the Plan.

     Experience under the Plan may indicate that changes are desirable. Accordingly, the Fund reserves the right to amend or terminate the Plan. There is no direct service charge to participants in the Plan; however, the Fund reserves the right to amend the Plan to include a service charge payable by the participants.

     All correspondence concerning the Plan should be directed to the Plan Agent at 101 Barclay Street, New York, New York 10286.

                         MUTUAL FUND INVESTMENT OPTION


     Purchasers of shares of Common Stock of the Fund through Merrill Lynch in this offering will have an investment option consisting of the right to reinvest the net proceeds from a sale of such shares (the "Original Shares") in Class D initial sales charge shares of certain Merrill Lynch-sponsored open-end mutual funds ("Eligible Class D Shares") at their net asset value, without the imposition of the initial sales charge, if the conditions set forth below are satisfied. First, the sale of the Original Shares must be made through Merrill Lynch, and the net proceeds therefrom must be immediately reinvested in Eligible Class D Shares. Second, the Original Shares must have been either acquired in this offering or be shares representing reinvested dividends from shares of Common Stock acquired in this offering. Third, the Original Shares must have been continuously maintained in a Merrill Lynch securities account. Fourth, there must be a minimum purchase of $250 to be eligible for the investment option. Class D shares of the mutual funds are subject to an account maintenance fee at an annual rate of up to 0.25% of the average daily net asset value of such mutual fund. The Eligible Class D Shares may be redeemed at any time at the next determined net asset value, subject in certain cases to a redemption fee. Prior to the time the shares of Common Stock commence trading on the
          Stock Exchange, the distributor for the mutual funds will advise Merrill Lynch Financial Consultants as to those mutual funds that offer the investment option described above.


                                NET ASSET VALUE

     Net asset value per share of Common Stock is determined as of 15 minutes
after the close of business on the           Stock Exchange (generally, 4:00
p.m., New York time), on the last business day in each week. For purposes of determining the net asset value of a share of Common Stock, the value of the securities held by the Fund plus any cash or other assets (including interest accrued but not yet received) minus all liabilities (including accrued expenses) and the aggregate liquidation value of any outstanding shares of preferred stock is divided by the total number of shares of Common Stock outstanding at such time. Expenses, including the fees payable to the Investment Adviser, are accrued daily.

     The Fund determines and makes available for publication the net asset value of its shares of Common Stock weekly. Currently, the net asset values of shares of publicly traded closed-end investment companies investing in debt securities are published in Barrons, the Monday edition of The Wall Street Journal and the Monday and Saturday editions of The New York Times.

     Corporate Loans will be valued in accordance with guidelines established by the Board of Directors. Under the Fund's current guidelines, Corporate Loans for which an active secondary market exists to a reliable degree in the opinion of the Investment Adviser and for which the Investment Adviser can obtain at least two quotations from banks or dealers in Corporate Loans will be valued by the Investment Adviser by calculating the mean of the last available bid and asked prices in the market for such Corporate Loans, and then using the mean of those two means. If only one quote for a particular Corporate Loan is available, such Corporate Loan will be valued on the basis of the mean of the last available bid and asked prices in the market. For Corporate Loans for which an active secondary market does not exist to a reliable degree in the opinion of the Investment Adviser, such Corporate Loans will be valued by the Investment Adviser at fair value, which is intended to approximate market value. In valuing a Corporate Loan at fair value, the Investment Adviser will consider, among other factors, (i) the creditworthiness of the Borrower and any

Intermediate Participants, (ii) the current interest rate, period until next interest rate reset and maturity of the Corporate Loan, (iii) recent prices in the market for similar Corporate Loans, if any, and (iv) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

     Other portfolio securities (other than short-term obligations but including listed issues) may be valued on the basis of prices furnished by one or more pricing services which determine prices for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. In certain circumstances, portfolio securities are valued at the last sale price on the exchange that is the primary market for such securities, or the last quoted bid price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales during the day. The value of interest rate swaps, caps and floors is determined in accordance with a formula and then confirmed periodically by obtaining a bank quotation. Positions in options are valued at the last sale price on the market where any such option is principally traded. Obligations with remaining maturities of 60 days or less are valued at amortized cost unless this method no longer produces fair valuations. Repurchase agreements are valued at cost plus accrued interest. Rights or warrants to acquire stock, or stock acquired pursuant to the exercise of a right or warrant, may be valued taking into account various factors such as original cost to the Fund, earnings and net worth of the issuer, market prices for securities of similar issuers, assessment of the issuer's future prosperity, liquidation value or third party transactions involving the issuer's securities. Securities for which there exist no price quotations or valuations and all other assets are valued at fair value as determined in good faith by or on behalf of the Board of Directors of the Fund.

                          DESCRIPTION OF CAPITAL STOCK

     The Fund is authorized to issue 200,000,000 shares of capital stock, par value $.10 per share, all of which shares are initially classified as Common Stock. The Board of Directors is authorized, however, to classify and reclassify any unissued shares of capital stock into one or more additional or other classes or series as may be established from time to time by setting or changing in any one or more respects the designations, preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications or terms or conditions of redemption of such shares of stock and pursuant to such classification or reclassification to increase or decrease the number of authorized shares of any existing class or series. The Fund may reclassify an amount of unissued Common Stock as preferred stock and at that time offer shares of preferred stock representing up to approximately 33 1/3% of the Fund's total assets immediately after the issuance of such preferred stock.

COMMON STOCK

     Shares of Common Stock, when issued and outstanding, will be fully paid and non-assessable. Shareholders are entitled to share pro rata in the net assets of the Fund available for distribution to shareholders upon liquidation of the Fund. Shareholders are entitled to one vote for each share held.

     In the event that the Fund issues preferred stock and so long as any shares of the Fund's preferred stock are outstanding, holders of Common Stock will not be entitled to receive any net income of or other distributions from the Fund unless all accumulated dividends on preferred stock have been paid, and unless asset coverage (as defined in the Investment Company Act) with respect to preferred stock would be at least 200% after giving effect to such distributions. See "Additional Leverage Considerations."

     The Fund will send unaudited reports at least semi-annually and audited annual financial statements to all of its shareholders of record.

     The Investment Adviser provided the initial capital for the Fund by purchasing 10,000 shares of Common Stock of the Fund for $100,000. As of the date of this Prospectus, the Investment Adviser owned 100% of the outstanding shares of Common Stock of the Fund. The Investment Adviser may be deemed to control the Fund until such time as it owns less than 25% of the outstanding shares of the Fund.

CERTAIN PROVISIONS OF THE ARTICLES OF INCORPORATION

     The Fund's Articles of Incorporation include provisions that could have the effect of limiting the ability of other entities or persons to acquire control of the Fund or to change the composition of its Board of Directors and could have the effect of depriving shareholders of any opportunity to sell their shares at a premium over prevailing market prices by discouraging a third party from seeking to obtain control of the Fund. A Director may be removed from office with or without cause but only by vote of the holders of at least 66 2/3% of the shares entitled to be voted on the matter.

     In addition, the Articles of Incorporation require the favorable vote of the holders of at least 66 2/3% of the Fund's shares to approve, adopt or authorize the following:

          (i) a merger or consolidation or statutory share exchange of the Fund with other corporations;

          (ii) a sale of all or substantially all of the Fund's assets (other than in the regular course of the Fund's investment activities); or

          (iii) a liquidation or dissolution of the Fund,


unless such action has been approved, adopted or authorized by the affirmative vote of two-thirds of the total number of Directors fixed in accordance with the by-laws, in which case the affirmative vote of a majority of the Fund's shares of capital stock is required. Following any issuance of preferred stock by the Fund, it is anticipated that the approval, adoption or authorization of the foregoing would also require the favorable vote of a majority of the Fund's shares of preferred stock then entitled to be voted, voting as a separate class. In addition, conversion of the Fund to an open-end investment company would require an amendment to the Fund's Articles of Incorporation. The amendment would have to be declared advisable by the Board of Directors prior to its submission to shareholders. Such an amendment would require the favorable vote of the holders of at least 66 2/3% of the Fund's outstanding shares (including any preferred stock) entitled to be voted on the matter, voting as a single class (or a majority of such shares if the amendment was previously approved, adopted or authorized by two-thirds of the total number of Directors fixed in accordance with the by-laws), and, assuming preferred stock is issued, the affirmative vote of a majority of outstanding shares of preferred stock of the Fund, voting as a separate class. Such a vote also would satisfy a separate requirement in the Investment Company Act that the change be approved by the shareholders. Shareholders of an open-end investment company may require the company to redeem their shares of common stock at any time (except in certain circumstances as authorized by or under the Investment Company Act) at their net asset value, less such redemption charge, if any, as might be in effect at the time of a redemption. All redemptions would usually be made in cash. If the Fund is converted to an open-end investment company, it could be required to liquidate portfolio securities to meet requests for redemption, and the shares would no longer be listed on a stock exchange. Conversion to an open-end investment company would also require changes in certain of the Fund's investment policies and restrictions, such as those relating to the borrowing of money and the purchase of illiquid securities. The Board of Directors has determined that the 66 2/3% voting requirements described above, which are greater than the minimum requirements under Maryland law or the Investment Company Act, are in the best interests of shareholders generally. Reference should be made to the Articles of Incorporation on file with the Securities and Exchange Commission for the full text of these provisions.


                                   CUSTODIAN

     The Fund's securities and cash are held under a custodian agreement with
          ,           .

                                  UNDERWRITING

     The Underwriter has agreed, subject to the terms and conditions of a Purchase Agreement with the Fund and the Investment Adviser, to purchase shares of Common Stock from the Fund. The Underwriter is committed to purchase all of such shares if any are purchased.

     The Underwriter has advised the Fund that it proposes initially to offer the shares of Common Stock to the public at the public offering price set forth on the cover page of this Prospectus. There is no sales charge or underwriting discount charged to investors on purchases of shares of Common Stock in the offering. The Investment Adviser or an affiliate has agreed to pay the Underwriter from its own assets a commission in connection with the sale of
shares of Common Stock in the offering in the amount of $          per share.
Such payment is equal to           % of the initial public offering price per
share. The Underwriter also has advised the Fund that from this amount the Underwriter may pay a concession to certain dealers not in excess of $
per share on sales by such dealers. After the initial public offering, the public offering price and other selling terms may be changed. Investors must pay
for shares of Common Stock purchased in the offering on or before           ,
1998.

     The Fund has granted the Underwriter an option, exercisable for 45 days
after the date hereof, to purchase up to           additional shares of Common
Stock to cover over-allotments, if any, at the initial offering price.

     The Underwriter may engage in certain transactions that stabilize the price of the shares of Common Stock. Such transactions consist of bids or Purchases for the purpose of pegging, fixing or maintaining the price of the shares of Common Stock.

     If the Underwriter creates a short position in the shares of Common Stock in connection with the offering, i.e., if it sells more shares of Common Stock than are set forth on the cover page of this Prospectus, the Underwriter may reduce that short position by purchasing shares of Common Stock in the open market. The Underwriter also may elect to reduce any short position by exercising all or part of the over-allotment option described above.

     The Underwriter may also impose a penalty bid on certain syndicate and selling group members. This means that if the Underwriter purchases shares of Common Stock in the open market to reduce the Underwriter's short position or to stabilize the price of the shares of Common Stock, it may reclaim the amount of the selling concession from the selling group members who sold those shares of Common Stock as part of the offering.

     In general, purchases of a security for the purpose of stabilization or to reduce a short position could cause the price of the security to be higher than it might be in the absence of such purchases. The imposition of a penalty bid might also have an effect on the price of a security to the extent that it were to discourage resales of the security.

     Neither the Fund nor the Underwriter makes any representation or prediction as to the direction or magnitude of any effect that the transactions described above may have on the price of the shares of Common Stock. In addition, neither the Fund nor the Underwriter makes any representation that the Underwriter will engage in such transactions or that such transactions, once commenced, will not be discontinued without notice.

     Prior to this offering, there has been no public market for the shares of the Common Stock. The Fund's shares of Common Stock have been approved for
listing on the           Stock Exchange, subject to official notice of issuance.
However, during an initial period, which is not expected to exceed two weeks from the date of this Prospectus, the Fund's shares will not be listed on any securities exchange. Additionally, during such period, the Underwriter does not intend to make a market in the Fund's shares, although a limited market may develop. Consequently, it is anticipated that an investment in the Fund will be illiquid during such period. In order to meet the requirements for listing, the Underwriter has undertaken to sell lots of 100 or more shares to a minimum of 2,000 beneficial owners.

     The Fund anticipates that the Underwriter may from time to time act as broker in connection with the execution of its portfolio transactions.

     The Underwriter is an affiliate of the Investment Adviser of the Fund.

     The Fund and the Investment Adviser have agreed to indemnify the Underwriter against certain liabilities, including liabilities under the Securities Act.

            TRANSFER AGENT, DIVIDEND DISBURSING AGENT AND REGISTRAR

     The transfer agent, dividend disbursing agent and registrar for the shares
of the Fund is           ,           .

                                 LEGAL OPINIONS


     Certain legal matters in connection with the shares offered hereby will be passed upon for the Fund and the Underwriter by Brown & Wood LLP, New York, New York.


                                    EXPERTS

     The statement of assets, liabilities and capital of the Fund included in
this Prospectus has been so included in reliance on the report of           ,
independent auditors, and on their authority as experts in auditing and accounting. The selection of independent auditors is subject to ratification by shareholders of the Fund.

                             ADDITIONAL INFORMATION


     The Fund is subject to the informational requirements of the Securities Exchange Act of 1934 and the Investment Company Act and in accordance therewith is required to the reports, proxy statements and other information with the Securities and Exchange Commission (the "Commission"). Any such reports, proxy statements and other information can be inspected and copied at the public reference facilities of the Commission at Room 1024, Judiciary Plaza, 450 Fifth Street, N.W., Washington, D.C. 20549, and at the following regional offices of the Commission: Regional Office, at Seven World Trade Center, Suite 1300, New York, New York 10048; Pacific Regional Office, at 5670 Wilshire Boulevard, 11th Floor, Los Angeles, California 90036; and Midwest Regional Office, at Northwestern Atrium Center, 500 West Madison Street, Suite 1400, Chicago, Illinois 60661-2511. Copies of such materials can be obtained from the public reference section of the Commission at 450 Fifth Street, N.W., Washington, D.C. 20549, at prescribed rates. The Commission maintains a Web site at http://www.sec.gov containing reports, proxy and information statements and other information regarding registrants, including the Fund, that file electronically with the Commission. Reports, proxy statements and other information concerning the Fund can also be inspected at the offices of the
          Stock Exchange,           .


     Additional information regarding the Fund is contained in the Registration Statement on Form N-2, including amendments, exhibits and schedules thereto, relating to such shares filed by the Fund with the Commission in Washington, D.C. This Prospectus does not contain all of the information set forth in the Registration Statement, including any amendments, exhibits and schedules thereto. For further information with respect to the Fund and the shares offered hereby, reference is made to the Registration Statement. Statements contained in this Prospectus as to the contents of any contract or other document referred to are not necessarily complete and in each instance reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement, each such statement being qualified in all respects by such reference. A copy of the Registration Statement may be inspected without charge at the Commission's principal office in Washington, D.C., and copies of all or any part thereof may be obtained from the Commission upon the payment of certain fees prescribed by the Commission.

YEAR 2000 ISSUES

     Many computer systems were designed using only two digits to designate years. These systems may not be able to distinguish the Year 2000 from the Year 1900 (commonly known as the "Year 2000 Problem"). Like other investment companies and financial and business organizations, the Fund could be adversely affected if the computer systems used by the Investment Adviser or other Fund service providers do not properly address this problem prior to January 1, 2000. The Investment Adviser has established a dedicated group to analyze these issues and to implement any systems modifications necessary to prepare for the Year

2000. Currently, the Investment Adviser does not anticipate that the transition to the 21st Century will have any material impact on its ability to continue to service the Fund at current levels. In addition, the Investment Adviser has sought assurances from the Fund's other service providers that they are taking all necessary steps to ensure that their computer systems will accurately reflect the Year 2000, and the Investment Adviser will continue to monitor the situation. At this time, however, no assurance can be given that the Fund's other service providers have anticipated every step necessary to avoid any adverse effect on the Fund attributable to the Year 2000 Problem.

                          INDEPENDENT AUDITORS' REPORT

The Board of Directors and Shareholder,

     We have audited the accompanying statement of assets, liabilities and
capital of Global High Yield Fund, Inc. as of               , 1998. This
financial statement is the responsibility of the Fund's management. Our responsibility is to express an opinion on this financial statement based on our audit.

     We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statement. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

     In our opinion, such statement of assets, liabilities and capital presents fairly, in all material respects, the financial position of
as of               , 1998 in conformity with generally accepted accounting
principles.

                          GLOBAL HIGH YIELD FUND, INC.

                  STATEMENT OF ASSETS, LIABILITIES AND CAPITAL
                                             , 1998

ASSETS
  Cash......................................................  $100,000
  Deferred organization and offering costs (Note 1).........
                                                              --------
          Total Assets......................................
                                                              ========
LIABILITIES
     Deferred organization and offering costs payable (Note
      1)....................................................
                                                              --------
NET ASSETS..................................................  $100,000
                                                              ========
CAPITAL
  Common Stock, par value $.10 per share; 200,000,000 shares authorized; 10,000 shares issued and outstanding (Note
     1).....................................................  $  1,000
  Paid-in Capital in excess of par..........................    99,000
                                                              --------
  Total Capital -- Equivalent to $10.00 net asset value per
     share of Common Stock (Note 1).........................  $100,000
                                                              ========

             NOTES TO STATEMENT OF ASSETS, LIABILITIES AND CAPITAL

NOTE 1.  ORGANIZATION

     The Fund was incorporated under the laws of the State of Maryland on April 17, 1998, as a closed-end, diversified management investment company and has had no operations other than the sale to Fund Asset Management, L.P. (the "Investment Adviser") of an aggregate of 10,000 shares for $100,000 on
                 , 1998. The General Partner of the Investment Adviser is an indirectly wholly-owned subsidiary of Merrill Lynch & Co., Inc. Deferred organization costs will be amortized on a straight-line basis over a five-year period beginning with the commencement of operations of the Fund. Direct costs relating to the public offering of the Fund's shares will be charged to capital at the time of issuance of shares.

NOTE 2.  MANAGEMENT ARRANGEMENTS

     The Fund has engaged the Investment Adviser to provide investment advisory and management services to the Fund. The Investment Adviser will receive a monthly fee at the annual rate of 0.80 of 1% of the Fund's average weekly net assets.

NOTE 3.  FEDERAL INCOME TAXES

     The Fund intends to qualify as a "regulated investment company" and as such (and by complying with the applicable provisions of the Internal Revenue Code of 1986, as amended) will not be subject to Federal income tax on a taxable income (including realized capital gains) that is distributed to shareholders.

                                    APPENDIX

                     DESCRIPTION OF CORPORATE BOND RATINGS


DESCRIPTION OF CORPORATE BOND RATINGS OF MOODY'S INVESTOR SERVICE, INC.:


     Aaa -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and generally are referred to as "gilt-edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what generally are known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

     A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

     Baa -- Bonds which are rated Baa are considered medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Ba -- Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     B -- Bonds which are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     Caa -- Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

     Ca -- Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

     C -- Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded having extremely poor prospects of ever attaining any real investment standing.

     The modifier 1 indicates that the bond ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its rating category.

DESCRIPTION OF CORPORATE BOND RATINGS OF STANDARD & POOR'S, A DIVISION OF THE MCGRAW-HILL COMPANIES, INC.:

     AAA -- Bonds rated AAA have the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

     AA -- Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from higher rated issues only in small degree.

     A -- Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

     BBB -- Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

     BB -- B -- CCC -- CC -- Bonds rated BB, B, CCC and CC are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such bonds likely will have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

     C -- The C rating is reserved for income bonds on which no interest is being paid.

     D -- Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.

     NR -- Indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of bond as a matter of policy.

     Plus (+) or Minus (-): The ratings from AA to B may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

             ======================================================

     NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS, AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING OF ANY SECURITIES OTHER THAN THE REGISTERED SECURITIES TO WHICH IT RELATES OR AN OFFER TO ANY PERSON IN ANY STATE OR JURISDICTION OF THE U.S. OR ANY COUNTRY WHERE SUCH OFFER WOULD BE UNLAWFUL.

                            ------------------------

                               TABLE OF CONTENTS

                                             PAGE
Prospectus Summary.........................    3
Risk Factors and Special Considerations....    7
Fee Table..................................   13
The Fund...................................   14
Use of Proceeds............................   14
Investment Objectives and Policies.........   14
Other Investment Policies..................   19
Additional Leverage Considerations.........   27
Investment Restrictions....................   28
Directors and Officers.....................   31
Investment Advisory and Management
  Arrangements.............................   32
Portfolio Transactions.....................   33
Dividends and Distributions................   34
Taxes......................................   35
Automatic Dividend Reinvestment Plan.......   37
Mutual Fund Investment Option..............   39
Net Asset Value............................   39
Description of Capital Stock...............   40
Custodian..................................   41
Underwriting...............................   41
Transfer Agent, Dividend Disbursing Agent
  and Registrar............................   43
Legal Opinions.............................   43
Experts....................................   43
Additional Information.....................   43
Independent Auditors' Report...............   45
Statement of Assets, Liabilities and
  Capital..................................   46
Appendix...................................  A-1

                            ------------------------

     UNTIL           , 1998 (90 DAYS AFTER THE COMMENCEMENT OF THE OFFERING),
ALL DEALERS EFFECTING TRANSACTIONS IN THE COMMON STOCK, WHETHER OR NOT PARTICIPATING IN THIS DISTRIBUTION, MAY BE REQUIRED TO DELIVER A PROSPECTUS. THIS DELIVERY REQUIREMENT IS IN ADDITION TO THE OBLIGATION OF DEALERS TO DELIVER A PROSPECTUS WHEN ACTING AS UNDERWRITERS AND WITH RESPECT TO THEIR UNSOLD ALLOTMENTS OR SUBSCRIPTIONS.

             ======================================================
             ======================================================

                                              SHARES

                          GLOBAL HIGH YIELD FUND, INC.

                                  COMMON STOCK
                            ------------------------
                                   PROSPECTUS
                            ------------------------

                              MERRILL LYNCH & CO.
                                          , 1998

             ======================================================

                                     PART C

                               OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS.

     (1) Financial Statements

         Independent Auditors' Report

         Statement of Assets, Liabilities and Capital as of           , 1998*

     (2) Exhibits:


        (a)     --   Articles of Incorporation
        (b)     --   By-Laws
        (c)     --   Not applicable
        (d)(1)  --   Portions of the Articles of Incorporation and By-Laws of the
                     Registrant defining the rights of holders of shares of the
                     Registrant (a)
        (d)(2)  --   Form of specimen certificate for shares of Common Stock of the Registrant*
        (e)     --   Form of Dividend Reinvestment Plan*
        (f)     --   Not applicable
        (g)     --   Form of Investment Advisory Agreement between the Registrant and the Investment Adviser (c)
        (h)(1)  --   Form of Purchase Agreement*
        (h)(2)  --   Merrill Lynch Standard Dealer Agreement*
        (i)     --   Not applicable
        (j)     --   Custodian Contract between the Registrant and*
        (k)     --   Registrar, Transfer Agency and Service Agreement between the
                     Registrant and*
        (l)     --   Opinion and consent of Brown & Wood LLP, counsel to the
                     Registrant*
        (m)     --   Not applicable
        (n)     --   Consent of           , independent auditors for the
                     Registrant*
        (o)     --   Not applicable
        (p)     --   Certificate of Fund Asset Management, L.P.*
        (q)     --   Not applicable


---------------
(a) Reference is made to Article V, Article VI (sections 2,3,4,5 and 6), Article VII, Article VIII, Article X, Article XI, Article XII and Article XIII of the Registrant's Articles of Incorporation, filed as Exhibit (a) to this Registration Statement; and to Article II, Article III (sections 1,2,3,5 and
    17), Article VI, Article VII, Article XII, Article XIII and Article IV of the Registrant's By-Laws, filed as Exhibit (b) to this Registration Statement.

 *  To be filed by amendment.

ITEM 25.  MARKETING ARRANGEMENTS.

     See Exhibit (h).

ITEM 26.  OTHER EXPENSES OF ISSUANCE AND DISTRIBUTION.

     The following table sets forth the estimated expenses to be incurred in connection with the offering described in this Registration Statement:

Registration fees...........................................  $  *
Stock Exchange listing fee..................................     *
Printing (other than stock certificates)....................     *
Engraving and printing stock certificates...................     *
Legal fees and expenses.....................................     *
Accounting fees and expenses................................     *
NASD fees...................................................     *
Miscellaneous...............................................     *
                                                              ----
          Total.............................................  $  *
                                                              ====

---------------
* To be provided by amendment.

ITEM 27.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

     The information in the Prospectus under the caption "Investment Advisory and Management Arrangements" and in Note 1 to the Statement of Assets, Liabilities and Capital is incorporated herein by reference.

ITEM 28.  NUMBER OF HOLDERS OF SECURITIES.

     There will be one record holder of the Common Stock, par value $.10 per share, as of the effective date of this Registration Statement.

ITEM 29.  INDEMNIFICATION.

     Section 2-418 of the General Corporation Law of the State of Maryland,
Article VI of the Registrant's Articles of Incorporation, filed as Exhibit
(a)(1) to this Registration Statement, Article VI of the Registrant's By-Laws, filed as Exhibit (b) to this Registration Statement, and the Investment Advisory Agreement, a form of which will be filed as Exhibit (g)(1) to this Registration Statement, provide for indemnification.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "1933 Act") may be provided to directors, officers and controlling persons of the Fund, pursuant to the foregoing provisions or otherwise, the Fund has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Fund of expenses incurred or paid by a director, officer or controlling person of the Fund in connection with any successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Fund will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

     Reference is made to Section Six of the Purchase Agreement, a form of which will be filed as Exhibit (h)(1) hereto, for provisions relating to the indemnification of the underwriter.

ITEM 30.  BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER.

     Fund Asset Management, L.P. (the "Investment Adviser") acts as investment adviser for the following open-end registered investment companies: CBA Money Fund, CMA Government Securities Fund, CMA Money Fund, CMA Multi-State Municipal Series Trust, CMA Tax-Exempt Fund, CMA Treasury Fund, The

Corporate Fund Accumulation Program, Inc., Financial Institutions Series Trust, Merrill Lynch Basic Value Fund, Inc., Merrill Lynch California Municipal Series Trust, Merrill Lynch Corporate Bond Fund, Inc., Merrill Lynch Emerging Tigers Fund, Inc., Merrill Lynch Federal Securities Trust, Merrill Lynch Funds for Institutions Series, Merrill Lynch Multi-State Limited Maturity Municipal Series Trust, Merrill Lynch Multi-State Municipal Series Trust, Merrill Lynch Municipal Bond Fund, Inc., Merrill Lynch Phoenix Fund, Inc., Merrill Lynch Special Value Fund, Inc., Merrill Lynch World Income Fund, Inc., and The Municipal Fund Accumulation Program, Inc., and for the following closed-end registered investment companies: Apex Municipal Fund, Inc., Corporate High Yield Fund, Inc., Corporate High Yield Fund II, Inc., Corporate High Yield Fund III, Inc., Debt Strategies Fund, Inc., Debt Strategies Fund II, Inc., Global High Yield Fund, Inc., Income Opportunities Fund 1999, Inc., Income Opportunities Fund 2000, Inc., Merrill Lynch Municipal Strategy Fund, Inc, MuniAssets Fund, Inc., MuniEnhanced Fund, Inc., MuniHoldings Fund, Inc., MuniHoldings Fund II, Inc., MuniHoldings California Insured Fund, Inc., MuniHoldings California Insured Fund II, Inc., MuniHoldings Florida Insured Fund, MuniHoldings Florida Insured Fund II, MuniHoldings New Jersey Insured Fund, Inc., MuniHoldings New York Fund, Inc., MuniHoldings New York Insured Fund, Inc., MuniInsured Fund, Inc., MuniVest Florida Fund, MuniVest Fund, Inc., MuniVest Fund II, Inc., MuniVest Michigan Insured Fund, Inc., MuniVest New Jersey Fund, Inc., MuniVest Pennsylvania Insured Fund, MuniYield Arizona Fund, Inc., MuniYield California Fund, Inc., MuniYield California Insured Fund, Inc., MuniYield California Insured Fund H, Inc., MuniYield Florida Fund, MuniYield Florida Insured Fund, MuniYield Fund, Inc., MuniYield Insured Fund, Inc., MuniYield Michigan Fund, Inc., MuniYield Michigan Insured Fund, Inc., MuniYield New Jersey Fund, Inc., MuniYield New Jersey Insured Fund, Inc., MuniYield New York Insured Fund, Inc., MuniYield New York Insured Fund II, Inc., MuniYield Pennsylvania Fund, MuniYield Quality Fund, Inc., MuniYield Quality Fund II, Inc., Senior High Income Portfolio, Inc. and Worldwide DollarVest Fund, Inc.

     Merrill Lynch Asset Management, L.P. ("MLAM"), an affiliate of the Investment Adviser, acts as the investment adviser for the following open-end registered investment companies: Merrill Lynch Adjustable Rate Securities Fund, Inc., Merrill Lynch Americas Income Fund, Inc., Merrill Lynch Asset Builder Program, Inc., Merrill Lynch Asset Growth Fund, Inc., Merrill Lynch Asset Income Fund, Inc., Merrill Lynch Capital Fund, Inc., Merrill Lynch Convertible Fund, Inc., Merrill Lynch Developing Capital Markets Fund, Inc., Merrill Lynch Dragon Fund, Inc., Merrill Lynch EuroFund, Merrill Lynch Fundamental Growth Fund, Inc., Merrill Lynch Fund for Tomorrow, Inc., Merrill Lynch Global Bond Fund for Investment and Retirement, Merrill Lynch Global Allocation Fund, Inc., Merrill Lynch Global Convertible Fund, Inc., Merrill Lynch Global Growth Fund, Inc., Merrill Lynch Global Holdings, Inc., Merrill Lynch Global Resources Trust, Merrill Lynch Global SmallCap Fund, Inc., Merrill Lynch Global Utility Fund, Inc., Merrill Lynch Global Value Fund, Inc., Merrill Lynch Growth Fund, Inc., Merrill Lynch Healthcare Fund, Inc., Merrill Lynch Intermediate Government Bond Fund, Merrill Lynch International Equity Fund, Merrill Lynch Latin America Fund, Inc., Merrill Lynch Middle East/Africa Fund, Inc., Merrill Lynch Municipal Series Trust, Merrill Lynch Pacific Fund, Inc., Merrill Lynch Ready Assets Trust, Merrill Lynch Real Estate Fund, Inc., Merrill Lynch Retirement Series Trust, Merrill Lynch Series Fund, Inc., Merrill Lynch Short-Term Global Income Fund, Inc., Merrill Lynch Strategic Dividend Fund, Merrill Lynch Technology Fund, Inc., Merrill Lynch U.S. Treasury Money Fund, Merrill Lynch U.S.A. Government Reserves, Merrill Lynch Utility Income Fund, Inc., Merrill Lynch Variable Series Funds, Inc. and Hotchkis and Wiley Funds (advised by Hotchkis and Wiley, a division of MLAM); and for the following closed-end registered investment companies: Convertible Holdings, Inc., Merrill Lynch High Income Municipal Bond Fund, Inc. and Merrill Lynch Senior Floating Rate Fund, Inc. MLAM also acts as subadviser to Merrill Lynch World Strategy Portfolio and Merrill Lynch Basic Value Equity Portfolio, two investment portfolios of EQ Advisory Trust.

     The address of each of these investment companies is P.O. Box 9011, Princeton, New Jersey 08543-9011, except that the address of Merrill Lynch Funds for Institutions Series and Merrill Lynch Intermediate Government Bond Fund is One Financial Center, 23rd Floor, Boston, Massachusetts 02111-2646. The address of the Investment Adviser, MLAM, Merrill Lynch Funds Distributor, Inc. ("MLFD"), Princeton Services, Inc. ("Princeton Services") and Princeton Administrators, L.P. also is P.O. Box 9011, Princeton, New Jersey 08543-9011. The address of Merrill Lynch, Pierce, Fenner & Smith Incorporated ("Merrill Lynch") and

Merrill Lynch & Co., Inc. ("ML & Co.") is World Financial Center, North Tower, 250 Vesey Street, New York, New York: 10281-1201.

     Set forth below is a list of each executive officer and partner of the Investment Adviser indicating each business, profession, vocation or employment of a substantial nature in which each such person or entity has been engaged for the past two years for his or her or its own account or in the capacity of director, officer, employee, partner or trustee. In addition, Mr. Zeikel is President, Mr. Richard is Treasurer and Mr. Glenn is Executive Vice President of all or substantially all of the investment companies described in the preceding paragraphs and also hold the same positions with all or substantially all of the investment companies advised by MLAM as they do with those advised by the Investment Adviser. Messrs. Giordano, Harvey, Kirstein and Monagle are directors or officers of one or more of such companies.


                               POSITION WITH       OTHER SUBSTANTIAL BUSINESS, PROFESSION,
          NAME              INVESTMENT ADVISER             VOCATION OR EMPLOYMENT
          ----              ------------------     ---------------------------------------
ML & Co. ................  Limited Partner        Financial Services Holding Company,
                                                  Limited Partner of MLAM
Princeton Services.......  General Partner        General partner of MLAM
Arthur Zeikel............  Chairman               Chairman of MLAM; President of MLAM and
                                                  FAM (from 1977 to 1997); Chairman and
                                                  Director of Princeton Services; President
                                                  of Princeton Services (from 1993 to
                                                  1997); Executive Vice President of ML &
                                                  Co.
Jeffrey M. Peek..........  President              President of MLAM since 1997; President
                                                  and Director of Princeton Services;
                                                  Executive Vice President of ML & Co.
Terry K. Glenn...........  Executive Vice         Executive Vice President of MLAM;
                           President              Executive Vice President and Director of
                                                  Princeton Services; President and
                                                  Director of MLFD; President of Princeton
                                                  Administrators, L.P.
Linda L. Frederici.......  Senior Vice President  Senior Vice President of MLAM; Senior
                                                  Vice President of Princeton Services
Vincent R. Giordano......  Senior Vice President  Senior Vice President of MLAM; Senior
                                                  Vice President of Princeton Services
Elizabeth A. Griffin.....  Senior Vice President  Senior Vice President of MLAM; Senior
                                                  Vice President of Princeton Services
Norman R. Harvey.........  Senior Vice President  Senior Vice President of MLAM; Senior
                                                  Vice President of Princeton Services
Michael J. Hennewinkel...  Senior Vice President  Senior Vice President of MLAM; Senior
                                                  Vice President of the MLAM International
                                                  Group
Philip L. Kirstein.......  Senior Vice            Senior Vice President, General Counsel
                           President, General     and Secretary of MLAM; Senior Vice
                           Counsel and Secretary  President, General Counsel, Director and
                                                  Secretary of Princeton Services
Ronald M. Kloss..........  Senior Vice President  Senior Vice President of MLAM; Senior
                                                  Vice President of Princeton Services
Debra W.
  Landsman-Yaros.........  Senior Vice President  Senior Vice President of MLAM; Senior
                                                  Vice President of Princeton Services;
                                                  Vice President of MLFD
Stephen M. M. Miller.....  Senior Vice President  Executive Vice President of Princeton
                                                  Administrators L.P.; Senior Vice
                                                  President of Princeton Services
Joseph T. Monagle,
  Jr. ...................  Senior Vice President  Senior Vice President of MLAM; Senior
                                                  Vice President of Princeton Services

                               POSITION WITH       OTHER SUBSTANTIAL BUSINESS, PROFESSION,
          NAME              INVESTMENT ADVISER             VOCATION OR EMPLOYMENT
          ----              ------------------     ---------------------------------------
Michael L. Quinn.........  Senior Vice President  Senior Vice President of MLAM; Senior
                                                  Vice President of Princeton Services;
                                                  Managing Director and First Vice
                                                  President of Merrill Lynch from 1989 to
                                                  1995
Richard L. Reller........  Senior Vice President  Senior Vice President of MLAM; Senior
                                                  Vice President of Princeton Services;
                                                  Director of MLFD
Gerald M. Richard........  Senior Vice President  Senior Vice President and Treasurer of
                           and Treasurer          MLAM; Senior Vice President and Treasurer
                                                  of Princeton Services; Vice President and
                                                  Treasurer of MLFD
Gregory D. Upah..........  Senior Vice President  Senior Vice President of MLAM; Senior
                                                  Vice President of Princeton Services
Ronald L. Welburn........  Senior Vice President  Senior Vice President of MLAM; Senior
                                                  Vice President of Princeton Services


ITEM 31.  LOCATION OF ACCOUNT AND RECORDS.

     All accounts, books and other documents required to be maintained by
Section 31 (a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder are maintained at the offices of the registrant (800 Scudders Hill Road, Plainsboro, New Jersey 08536), its investment adviser (800 Scudders Mill Road, Plainsboro, New Jersey 08536), and its custodian and transfer agent.

ITEM 32.  MANAGEMENT SERVICES.

     Not applicable.

ITEM 33.  UNDERTAKINGS.

     (a) Registrant undertakes to suspend the offering of the shares of Common Stock covered hereby until it amends its Prospectus contained herein if (1) subsequent to the effective date of this registration statement, its net asset value per share of Common Stock declines more than 10 percent from its net asset value per share of Common Stock as of the effective date of this Registration Statement, or (2) its net asset value per share of Common Stock increases to an amount greater than its net proceeds as stated in the Prospectus contained herein.

     (b) Registrant undertakes that

          (1) For purposes of determining any liability under the 1933 Act, the information omitted from the form of prospectus filed as part of this registration statement in reliance upon Rule 430A and contained in the form of prospectus filed by the registrant pursuant to Rule 497(h) under the 1933 Act shall be deemed to be part of this registration statement as of the time it was declared effective.

          (2) For the purpose of determining any liability under the 1933 Act, each post-effective amendment that contains a form of prospectus shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of such securities at that time shall be deemed to be the initial bona fide offering thereof.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the Township of Plainsboro, and State of New Jersey, on the 17th day of April, 1998.

                                          GLOBAL HIGH YIELD FUND, INC.
                                          (Registrant)

                                          By:    /s/ PATRICK D. SWEENEY
                                            ------------------------------------
                                                    (Patrick D. Sweeney,
                                                       President)

     Each person whose signature appears below hereby authorizes Patrick D. Sweeney, George Pelose or Alice A. Pellegrino, or any of them, as attorney-in-fact, to sign on his or her behalf, individually and in each capacity stated below, any amendment to this Registration Statement (including post-effective amendments) and to file the same, with all exhibits thereto, with the Securities and Exchange Commission.

     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following person in the capacities and on the date indicated.

                    SIGNATURES                                   TITLE                    DATE
                    ----------                                   -----                    ----

              /s/ PATRICK D. SWEENEY                 President and Director          April 17, 1998
---------------------------------------------------    (Principal Executive
               (Patrick D. Sweeney)                    Officer)

                 /s/ GEORGE PELOSE                   Treasurer and Director          April 17, 1998
---------------------------------------------------    (Principal Financial and
                  (George Pelose)                      Accounting Officer)

              /s/ ALICE A. PELLEGRINO                Director                        April 17, 1998
---------------------------------------------------
               (Alice A. Pellegrino)

                                 EXHIBIT INDEX

EXHIBIT
NUMBER
-------

  (a)   Articles of Incorporation

  (b)   By-laws